UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07239

Name of Registrant:	Vanguard Horizon Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  September 30

Date of reporting period: October 1, 2018—March 31, 2019

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2019 Vanguard Strategic Equity Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	17

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Strategic Equity Fund	9/30/2018	3/31/2019	Period
Based on Actual Fund Return	$1,000.00	$930.93	$0.82
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.08	0.86

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.17%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

Strategic Equity Fund

Sector Diversification

As of March 31, 2019

Communication Services	3.3%
Consumer Discretionary	12.8
Consumer Staples	2.9
Energy	3.6
Financials	14.2
Health Care	11.7
Industrials	15.2
Information Technology	17.2
Materials	5.3
Real Estate	9.3
Utilities	4.5

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Strategic Equity Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Communication Services (3.2%)
^	Match Group Inc.	912,700	51,668
	World Wrestling Entertainment Inc. Class A	504,473	43,778
*	TripAdvisor Inc.	796,706	40,990
*	Liberty Media Corp- Liberty SiriusXM Class A	559,030	21,344
	New York Times Co. Class A	633,796	20,820
*	MSG Networks Inc.	744,379	16,190
	News Corp. Class B	1,130,576	14,121
*	Vonage Holdings Corp.	1,047,822	10,520
*	IAC/InterActiveCorp	49,673	10,437
*	Zayo Group Holdings Inc.	193,197	5,491
			235,359
Consumer Discretionary (12.7%)
	Best Buy Co. Inc.	902,326	64,119
*	Lululemon Athletica Inc.	383,437	62,834
*	Deckers Outdoor Corp.	372,027	54,684
	Abercrombie & Fitch Co.	1,866,864	51,171
*	Chipotle Mexican Grill Inc. Class A	71,192	50,568
	Lear Corp.	349,461	47,425
	Ralph Lauren Corp. Class A	347,920	45,118
	PulteGroup Inc.	1,609,381	44,998
	Bloomin’ Brands Inc.	2,035,801	41,632
^	Brinker International Inc.	840,581	37,305
*	Etsy Inc.	544,986	36,634
^,*	RH	354,825	36,529
*	Planet Fitness Inc. Class A	515,447	35,422
*	Chegg Inc.	897,255	34,203
	American Eagle Outfitters Inc.	1,072,616	23,780
*	Burlington Stores Inc.	146,482	22,951
	Kohl’s Corp.	321,272	22,094
*	Skechers U.S.A. Inc. Class A	580,628	19,515
	H&R Block Inc.	761,312	18,226
	Macy’s Inc.	731,043	17,567
^	Autoliv Inc.	237,669	17,476
*	Urban Outfitters Inc.	577,529	17,118
^,*	Fossil Group Inc.	1,170,385	16,058
*	Weight Watchers International Inc.	765,306	15,421
	Darden Restaurants Inc.	122,985	14,939
	Tailored Brands Inc.	1,827,708	14,329
*	SeaWorld Entertainment Inc.	539,095	13,887
*	Crocs Inc.	442,471	11,394
*	Rent-A-Center Inc.	497,349	10,380
	Wingstop Inc.	103,343	7,857
	Dick’s Sporting Goods Inc.	142,474	5,244
	Jack in the Box Inc.	53,742	4,356
	Signet Jewelers Ltd.	88,605	2,407
			917,641
Consumer Staples (2.9%)
	Lamb Weston Holdings Inc.	662,968	49,683
*	Herbalife Nutrition Ltd.	759,662	40,255
*	Boston Beer Co. Inc. Class A	97,338	28,688
	Medifast Inc.	214,463	27,355
	McCormick & Co. Inc.	158,800	23,920
*	BJ’s Wholesale Club Holdings Inc.	471,548	12,920
	National Beverage Corp.	166,621	9,619
	Cal-Maine Foods Inc.	162,913	7,271
*	Post Holdings Inc.	41,262	4,514
	Ingles Markets Inc. Class A	142,333	3,931
*	US Foods Holding Corp.	104,715	3,656
			211,812

4

Strategic Equity Fund

			Market
			Value•
		Shares	($000)
Energy (3.6%)
	HollyFrontier Corp.	901,536	44,419
*	Denbury Resources Inc.	14,845,034	30,432
*	Whiting Petroleum Corp.	985,217	25,754
*	California Resources Corp.	979,406	25,180
*	Renewable Energy Group Inc.	920,480	20,214
	Marathon Oil Corp.	1,196,610	19,995
	Plains GP Holdings LP Class A	782,888	19,510
*	Carrizo Oil & Gas Inc.	1,135,577	14,161
	Murphy Oil Corp.	370,766	10,863
	Peabody Energy Corp.	378,897	10,734
	PBF Energy Inc. Class A	273,478	8,516
	Cabot Oil & Gas Corp.	307,730	8,032
*	Southwestern Energy Co.	1,599,431	7,501
*	ProPetro Holding Corp.	312,315	7,040
	Delek US Holdings Inc.	133,496	4,862
*	Unit Corp.	136,813	1,948
			259,161
Financials (14.1%)
	Primerica Inc.	452,353	55,255
	Zions Bancorp NA	1,195,066	54,268
	Ally Financial Inc.	1,812,841	49,835
	LPL Financial Holdings Inc.	714,952	49,796
	Regions Financial Corp.	3,465,863	49,042
	Comerica Inc.	617,363	45,265
	Torchmark Corp.	548,569	44,955
	Assured Guaranty Ltd.	991,919	44,071
	MSCI Inc. Class A	209,268	41,611
	Walker & Dunlop Inc.	647,372	32,958
*	MGIC Investment Corp.	2,485,643	32,786
	Santander Consumer USA Holdings Inc.	1,526,521	32,255
	Commerce Bancshares Inc.	543,469	31,554
	E*TRADE Financial Corp.	661,726	30,724
	Lincoln National Corp.	399,829	23,470
	Webster Financial Corp.	443,659	22,480
	Reinsurance Group of America Inc. Class A	155,258	22,044
	Voya Financial Inc.	435,713	21,768
	Fifth Third Bancorp	780,516	19,685
*	Essent Group Ltd.	448,960	19,507
	Universal Insurance Holdings Inc.	605,931	18,784
	Cullen/Frost Bankers Inc.	191,128	18,553
	First American Financial Corp.	333,127	17,156
*	World Acceptance Corp.	146,219	17,127
	Fidelity National Financial Inc.	442,006	16,155
	Umpqua Holdings Corp.	947,176	15,628
*	NMI Holdings Inc. Class A	595,309	15,401
*	Credit Acceptance Corp.	32,053	14,486
	Washington Federal Inc.	469,791	13,572
	CIT Group Inc.	278,290	13,350
	FirstCash Inc.	153,884	13,311
	Cincinnati Financial Corp.	142,866	12,272
*	SVB Financial Group	49,813	11,076
	Wintrust Financial Corp.	158,435	10,667
	People’s United Financial Inc.	554,084	9,109
	Virtu Financial Inc. Class A	369,730	8,781
*	Alleghany Corp.	13,464	8,245
	Federal Agricultural Mortgage Corp.	110,024	7,969
	American Equity Investment Life Holding Co.	290,817	7,858
	Hancock Whitney Corp.	165,207	6,674
	First Hawaiian Inc.	242,445	6,316
	First Financial Bankshares Inc.	106,248	6,139
	Nelnet Inc. Class A	96,092	5,292
	FactSet Research Systems Inc.	20,976	5,208
	Community Bank System Inc.	76,230	4,556
	Unum Group	126,455	4,278
	Synovus Financial Corp.	115,718	3,976
	PacWest Bancorp	101,808	3,829
	Jefferies Financial Group Inc.	165,888	3,117
	International Bancshares Corp.	25,240	960
			1,023,174
Health Care (11.7%)
*	Charles River Laboratories International Inc.	408,720	59,367
*	Array BioPharma Inc.	2,352,129	57,345
	Chemed Corp.	169,368	54,210
*	PRA Health Sciences Inc.	411,806	45,418
*	Tenet Healthcare Corp.	1,567,716	45,213
*	Varian Medical Systems Inc.	317,964	45,062
*	Mettler-Toledo International Inc.	62,304	45,046
*	DexCom Inc.	367,160	43,729

5

Strategic Equity Fund

			Market
			Value•
		Shares	($000)
*	Veeva Systems Inc. Class A	341,749	43,354
*	Amedisys Inc.	327,296	40,342
	Agilent Technologies Inc.	485,352	39,013
*	IQVIA Holdings Inc.	238,529	34,312
*	Tandem Diabetes Care Inc.	510,628	32,425
*	Haemonetics Corp.	366,367	32,050
*	Waters Corp.	113,622	28,600
*	Ionis Pharmaceuticals Inc.	321,083	26,062
*	Endo International plc	3,044,997	24,451
*	Myriad Genetics Inc.	689,629	22,896
	Bruker Corp.	496,917	19,101
*	Tivity Health Inc.	928,267	16,300
*	Enanta Pharmaceuticals Inc.	160,830	15,362
	Encompass Health Corp.	259,090	15,131
*	Molina Healthcare Inc.	93,088	13,215
	Dentsply Sirona Inc.	236,219	11,714
*	IDEXX Laboratories Inc.	41,612	9,304
*	Medpace Holdings Inc.	146,577	8,644
*	Halozyme Therapeutics Inc.	460,497	7,414
*	Inogen Inc.	70,975	6,769
*	ImmunoGen Inc.	1,121,434	3,039
			844,888
Industrials (15.1%)
*	Copart Inc.	964,756	58,455
	WW Grainger Inc.	192,431	57,908
	Spirit AeroSystems Holdings Inc. Class A	623,295	57,050
	Allison Transmission Holdings Inc.	1,169,301	52,525
	Expeditors International of Washington Inc.	677,295	51,407
*	HD Supply Holdings Inc.	1,136,126	49,251
	Insperity Inc.	392,574	48,546
*	TriNet Group Inc.	803,751	48,016
	SkyWest Inc.	870,956	47,284
	Robert Half International Inc.	705,282	45,956
	Huntington Ingalls Industries Inc.	221,035	45,798
*	Meritor Inc.	2,200,288	44,776
	Harris Corp.	265,463	42,397
	GATX Corp.	487,430	37,225
	Lennox International Inc.	112,992	29,875
	Greenbrier Cos. Inc.	828,733	26,710
	Pentair plc	590,834	26,298
	Textron Inc.	513,712	26,025
*	Aerovironment Inc.	368,564	25,214
*	Harsco Corp.	1,230,294	24,803
*	Axon Enterprise Inc.	441,857	24,041
	Graco Inc.	452,301	22,398
	Dover Corp.	174,730	16,390
	Wabash National Corp.	1,131,926	15,338
^,*	XPO Logistics Inc.	260,948	14,023
	Korn Ferry	293,954	13,163
*	Continental Building Products Inc.	510,085	12,645
*	Avis Budget Group Inc.	335,440	11,693
	HEICO Corp.	121,424	11,520
	Old Dominion Freight Line Inc.	79,409	11,466
	Quad/Graphics Inc.	945,039	11,246
*	FTI Consulting Inc.	145,412	11,171
	Terex Corp.	343,523	11,037
	Rush Enterprises Inc. Class A	241,532	10,098
	Global Brass & Copper Holdings Inc.	212,209	7,309
	KAR Auction Services Inc.	137,593	7,060
	CH Robinson Worldwide Inc.	65,437	5,692
	Ennis Inc.	262,536	5,450
	Herman Miller Inc.	147,938	5,204
*	TrueBlue Inc.	218,571	5,167
	Oshkosh Corp.	62,812	4,719
	ICF International Inc.	53,236	4,050
	Waste Connections Inc.	42,928	3,803
	ACCO Brands Corp.	390,842	3,346
	Verisk Analytics Inc. Class A	24,804	3,299
			1,096,847
Information Technology (17.1%)
*	Cadence Design Systems Inc.	1,156,787	73,468
	CDW Corp.	692,451	66,732
	Booz Allen Hamilton Holding Corp. Class A	1,073,327	62,403
	Xilinx Inc.	438,900	55,648
*	Advanced Micro Devices Inc.	2,155,272	55,003
	NetApp Inc.	781,031	54,157
*	Fortinet Inc.	639,149	53,669
*	Zebra Technologies Corp.	252,058	52,814
*	CACI International Inc. Class A	283,858	51,668
	Seagate Technology plc	1,078,304	51,640
*	Cree Inc.	767,333	43,907
	Science Applications International Corp.	550,771	42,382
*	New Relic Inc.	420,247	41,478
*	Five9 Inc.	747,434	39,487
	Citrix Systems Inc.	385,788	38,448
*	Aspen Technology Inc.	360,257	37,560

6

Strategic Equity Fund

			Market
			Value•
		Shares	($000)
*	Box Inc.	1,885,052	36,400
	Broadridge Financial Solutions Inc.	350,970	36,392
	KLA-Tencor Corp.	215,511	25,734
*	RingCentral Inc. Class A	186,193	20,072
	Avnet Inc.	447,361	19,402
	Jabil Inc.	729,139	19,388
*	F5 Networks Inc.	123,138	19,324
*	Synaptics Inc.	473,306	18,814
	MAXIMUS Inc.	260,426	18,485
*	HubSpot Inc.	110,788	18,414
*	TTM Technologies Inc.	1,190,018	13,959
*	Ciena Corp.	332,383	12,411
	ManTech International Corp. Class A	207,786	11,225
*	Unisys Corp.	958,676	11,188
	Sabre Corp.	489,291	10,466
*	Amkor Technology Inc.	1,206,025	10,299
*	Tech Data Corp.	84,138	8,617
	CSG Systems International Inc.	180,951	7,654
*	ePlus Inc.	85,860	7,602
*	Alarm.com Holdings Inc.	114,317	7,419
*	Euronet Worldwide Inc.	47,629	6,791
*	Lattice Semiconductor Corp.	523,349	6,244
	Teradyne Inc.	154,291	6,147
*	Manhattan Associates Inc.	102,966	5,674
*	Fair Isaac Corp.	20,338	5,524
	Ubiquiti Networks Inc.	35,305	5,286
*	SMART Global Holdings Inc.	270,177	5,187
	Kulicke & Soffa Industries Inc.	232,721	5,145
*	EPAM Systems Inc.	29,959	5,067
*	Palo Alto Networks Inc.	18,105	4,397
*	GoDaddy Inc. Class A	55,975	4,209
*	Fitbit Inc. Class A	661,636	3,917
*	Keysight Technologies Inc.	42,510	3,707
*	Anixter International Inc.	63,509	3,563
	Xerox Corp.	109,252	3,494
	Maxim Integrated Products Inc.	64,631	3,436
*	SolarEdge Technologies Inc.	87,199	3,286
			1,234,803
Materials (5.3%)
	Ball Corp.	939,988	54,388
	CF Industries Holdings Inc.	1,238,222	50,618
	Avery Dennison Corp.	407,000	45,991
	Louisiana-Pacific Corp.	1,844,500	44,969
	Huntsman Corp.	1,827,200	41,094
	Mosaic Co.	1,456,238	39,770
	Warrior Met Coal Inc.	1,048,742	31,882
	Greif Inc. Class A	384,886	15,877
	Sealed Air Corp.	325,683	15,001
	Chemours Co.	291,454	10,830
	Domtar Corp.	178,336	8,854
	Royal Gold Inc.	91,511	8,321
	Steel Dynamics Inc.	212,069	7,480
*	Axalta Coating Systems Ltd.	218,203	5,501
			380,576
Real Estate (9.3%)
	Extra Space Storage Inc.	551,861	56,240
	Hospitality Properties Trust	1,984,947	52,224
	Host Hotels & Resorts Inc.	2,669,285	50,450
	Park Hotels & Resorts Inc.	1,478,527	45,953
	Omega Healthcare Investors Inc.	1,187,447	45,301
	Spirit Realty Capital Inc.	1,053,086	41,839
	Gaming and Leisure Properties Inc.	1,044,368	40,281
	Life Storage Inc.	361,850	35,197
	Ryman Hospitality Properties Inc.	343,530	28,252
	Lexington Realty Trust	2,805,839	25,421
	Medical Properties Trust Inc.	1,319,840	24,430
	Xenia Hotels & Resorts Inc.	875,544	19,183
	EPR Properties	239,838	18,444
	Brixmor Property Group Inc.	826,248	15,178
*	SBA Communications Corp. Class A	74,537	14,882
	VEREIT Inc.	1,766,351	14,784
	Lamar Advertising Co. Class A	171,548	13,597
	CubeSmart	424,161	13,590
	HCP Inc.	397,964	12,456
	Uniti Group Inc.	1,042,697	11,668
	National Health Investors Inc.	144,780	11,373
	MGM Growth Properties LLC Class A	319,911	10,317
	NorthStar Realty Europe Corp.	569,428	9,885
^	Washington Prime Group Inc.	1,690,851	9,553
	Kimco Realty Corp.	509,143	9,419
	Senior Housing Properties Trust	727,847	8,574

7

Strategic Equity Fund

			Market
			Value•
		Shares	($000)
	Sabra Health Care REIT Inc.	362,562	7,059
	Ashford Hospitality Trust Inc.	1,462,376	6,946
	Jones Lang LaSalle Inc.	37,561	5,791
	Universal Health Realty Income Trust	68,678	5,200
	American Campus Communities Inc.	81,162	3,862
	National Retail Properties Inc.	69,409	3,845
			671,194
Utilities (4.5%)
	FirstEnergy Corp.	1,718,784	71,519
	AES Corp.	3,220,875	58,233
	Entergy Corp.	349,884	33,459
	NRG Energy Inc.	680,193	28,895
	OGE Energy Corp.	606,177	26,138
	Ameren Corp.	259,365	19,076
	Pinnacle West Capital Corp.	189,499	18,112
	CenterPoint Energy Inc.	571,265	17,538
	MDU Resources Group Inc.	542,778	14,020
	CMS Energy Corp.	239,589	13,307
	Black Hills Corp.	145,226	10,757
	American Water Works Co. Inc.	75,503	7,872
	Atmos Energy Corp.	36,279	3,734
	UGI Corp.	26,211	1,453
			324,113
Total Common Stocks (Cost $6,190,836)			7,199,568
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.7%)
2,3	Vanguard Market Liquidity Fund, 2.554%	1,228,506	122,875

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 2.395%, 4/11/19	1,500	1,499
4	United States Treasury Bill, 2.411%, 5/23/19	700	698
			2,197
Total Temporary Cash Investments (Cost $125,044)			125,072
Total Investments (101.2%) (Cost $6,315,880)			7,324,640

Amount
($000)
Other Assets and Liabilities (-1.2%)
Other Assets
Investment in Vanguard	370
Receivables for Investment Securities Sold	5,429
Receivables for Accrued Income	9,363
Receivables for Capital Shares Issued	1,586
Variation Margin Receivable—Futures Contracts	101
Other Assets[3]	5,500
Total Other Assets	22,349
Liabilities
Payables for Investment Securities Purchased	(3,863)
Collateral for Securities on Loan	(96,831)
Payables for Capital Shares Redeemed	(3,810)
Payables to Vanguard	(5,020)
Total Liabilities	(109,524)
Net Assets (100%)
Applicable to 230,199,199 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,237,465
Net Asset Value Per Share	$31.44

At March 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	6,195,815
Total Distributable Earnings (Loss)	1,041,650
Net Assets	7,237,465

•	See Note A in Notes to Financial Statements.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $90,206,000.

*	Non-income-producing security.

1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.2%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Includes $96,831,000 of collateral received for securities on loan, of which $91,331,000 is held in Vanguard Market Liquidity Fund and $5,500,000 is held in cash.

4	Securities with a value of $1,947,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

8

Strategic Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	376	29,023	(117)
E-mini S&P Mid-Cap 400 Index	June 2019	54	10,265	197
				80

See accompanying Notes, which are an integral part of the Financial Statements.

9

Strategic Equity Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Dividends	48,861
Interest[1]	454
Securities Lending—Net	211
Total Income	49,526
Expenses
The Vanguard Group—Note B
Investment Advisory Services	752
Management and Administrative	4,722
Marketing and Distribution	395
Custodian Fees	33
Shareholders’ Reports	41
Trustees’ Fees and Expenses	2
Total Expenses	5,945
Net Investment Income	43,581
Realized Net Gain (Loss)
Investment Securities Sold[1]	26,181
Futures Contracts	(3,409)
Realized Net Gain (Loss)	22,772
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(632,391)
Futures Contracts	462
Change in Unrealized Appreciation (Depreciation)	(631,929)
Net Increase (Decrease) in Net Assets Resulting from Operations	(565,576)

1       Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $427,000, $6,000, and $22,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Strategic Equity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	43,581	82,253
Realized Net Gain (Loss)	22,772	562,077
Change in Unrealized Appreciation (Depreciation)	(631,929)	432,387
Net Increase (Decrease) in Net Assets Resulting from Operations	(565,576)	1,076,717
Distributions
Net Investment Income	(84,239)	(92,114)
Realized Capital Gain[1]	(515,276)	(479,773)
Total Distributions	(599,515)	(571,887)
Capital Share Transactions
Issued	469,101	889,191
Issued in Lieu of Cash Distributions	563,536	537,684
Redeemed	(576,417)	(1,035,958)
Net Increase (Decrease) from Capital Share Transactions	456,220	390,917
Total Increase (Decrease)	(708,871)	895,747
Net Assets
Beginning of Period	7,946,336	7,050,589
End of Period	7,237,465	7,946,336

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $23,989,000 and $28,727,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Strategic Equity Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$37.21	$34.89	$30.41	$30.82	$32.02	$27.34
Investment Operations
Net Investment Income	.195 [1]	.392 [1]	.504 [1]	.624	.466	.361
Net Realized and Unrealized Gain (Loss) on Investments	(3.156)	4.781	4.988	2.440	.207	4.679
Total from Investment Operations	(2.961)	5.173	5.492	3.064	.673	5.040
Distributions
Dividends from Net Investment Income	(.395)	(.460)	(.509)	(.507)	(.354)	(.360)
Distributions from Realized Capital Gains	(2.414)	(2.393)	(.503)	(2.967)	(1.519)	—
Total Distributions	(2.809)	(2.853)	(1.012)	(3.474)	(1.873)	(.360)
Net Asset Value, End of Period	$31.44	$37.21	$34.89	$30.41	$30.82	$32.02

Total Return[2]	-6.91%	15.63%	18.28%	10.62%	2.01%	18.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,237	$7,946	$7,051	$6,046	$5,739	$5,392
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.18%	0.18%	0.21%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.37%	1.10%	1.53%	2.09%	1.41%	1.19%
Portfolio Turnover Rate	58%	82%	81%	74%	70%	60%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Strategic Equity Fund

Notes to Financial Statements

Vanguard Strategic Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended March 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

13

Strategic Equity Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

14

Strategic Equity Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2019, the fund had contributed to Vanguard capital in the amount of $370,000, representing 0.01% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of March 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	7,199,568	—	—
Temporary Cash Investments	122,875	2,197	—
Futures Contracts—Assets[1]	101	—	—
Total	7,322,544	2,197	—

1 Represents variation margin on the last day of the reporting period.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	6,315,880
Gross Unrealized Appreciation	1,425,672
Gross Unrealized Depreciation	(416,832)
Net Unrealized Appreciation (Depreciation)	1,008,840

15

Strategic Equity Fund

E.  During the six months ended March 31, 2019, the fund purchased $2,074,127,000 of investment securities and sold $2,156,910,000 of investment securities, other than temporary cash investments.

F.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	15,089	24,945
Issued in Lieu of Cash Distributions	20,418	15,880
Redeemed	(18,842)	(29,353)
Net Increase (Decrease) in Shares Outstanding	16,665	11,472

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

16

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Strategic Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

17

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

18

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Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q1142 052019

Semiannual Report | March 31, 2019 Vanguard Capital Opportunity Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	15

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Capital Opportunity Fund	9/30/2018	3/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$949.41	$2.14
Admiral™ Shares	1,000.00	949.77	1.80
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.74	$2.22
Admiral Shares	1,000.00	1,023.09	1.87

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.44% for Investor Shares and 0.37% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

Capital Opportunity Fund

Sector Diversification

As of March 31, 2019

Communication Services	4.1%
Consumer Discretionary	10.8
Energy	1.5
Financials	6.8
Health Care	29.7
Industrials	17.3
Information Technology	29.8
Materials	0.0
Real Estate	0.0

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Capital Opportunity Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Shares	Market Value• ($000)
Common Stocks (97.2%)
Communication Services (4.0%)
*	Alphabet Inc. Class C	249,598	292,856
*	Alphabet Inc. Class A	246,670	290,304
*	Electronic Arts Inc.	400,000	40,652
*	Facebook Inc. Class A	128,400	21,403
	Tribune Media Co. Class A	349,000	16,103
*	Netflix Inc.	18,850	6,721
	CBS Corp. Class B	52,880	2,513
	Lions Gate Entertainment Corp. Class A	119,600	1,871
*	T-Mobile US Inc.	24,200	1,672
	Lions Gate Entertainment Corp. Class B	110,200	1,664
	Entercom Communications Corp. Class A	274,659	1,442
*	Sprint Corp.	215,800	1,219
			678,420
Consumer Discretionary (10.5%)
*	Alibaba Group Holding Ltd. ADR	2,115,300	385,937
*	CarMax Inc.	2,777,397	193,862
	Carnival Corp.	3,515,700	178,316
	Royal Caribbean Cruises Ltd.	1,524,700	174,761
	TJX Cos. Inc.	3,150,000	167,612
*	Amazon.com Inc.	79,870	142,229
*,^	Tesla Inc.	464,366	129,958
	Sony Corp. ADR	1,714,000	72,399
*	Norwegian Cruise Line Holdings Ltd.	1,290,200	70,909
*	Altaba Inc.	491,800	36,452
	eBay Inc.	805,000	29,898
*	Ulta Beauty Inc.	68,700	23,958
*	Capri Holdings Ltd.	520,600	23,817
	Ross Stores Inc.	254,200	23,666
	Gildan Activewear Inc. Class A	600,000	21,582
	Las Vegas Sands Corp.	353,400	21,543
*	Shutterfly Inc.	446,000	18,125
	Marriott International Inc. Class A	131,300	16,424
	L Brands Inc.	575,000	15,859
	Whirlpool Corp.	53,100	7,057
	Hilton Worldwide Holdings Inc.	76,333	6,344
	Restaurant Brands International Inc.	88,500	5,762
	Lowe’s Cos. Inc.	41,000	4,488
	Newell Brands Inc.	208,500	3,198
	Signet Jewelers Ltd.	41,036	1,115
	Tiffany & Co.	8,300	876
*	Ascena Retail Group Inc.	670,000	724
*	Burlington Stores Inc.	2,600	407
*	AutoZone Inc.	220	225
*	Five Below Inc.	1,600	199
			1,777,702
Energy (1.4%)
	Hess Corp.	1,194,374	71,937
	Pioneer Natural Resources Co.	401,973	61,213
*	Transocean Ltd.	6,979,996	60,796
	Cabot Oil & Gas Corp.	1,260,550	32,900
*	Southwestern Energy Co.	3,500,000	16,415
	TechnipFMC plc	14,700	346
	EOG Resources Inc.	2,400	228
			243,835
Financials (6.6%)
	E*TRADE Financial Corp.	4,021,029	186,696
	Wells Fargo & Co.	3,220,300	155,605
	Northern Trust Corp.	1,675,151	151,450
	Bank of America Corp.	5,304,717	146,357
	Charles Schwab Corp.	3,366,700	143,960
	Discover Financial Services	1,461,988	104,035
	JPMorgan Chase & Co.	827,836	83,802
	Raymond James Financial Inc.	650,700	52,323

4

Capital Opportunity Fund

		Shares	Market Value• ($000)
	CME Group Inc.	169,954	27,971
	Progressive Corp.	339,000	24,438
	Citigroup Inc.	330,000	20,533
	Cboe Global Markets Inc.	156,900	14,975
	Travelers Cos. Inc.	36,174	4,962
			1,117,107
Health Care (28.9%)
	Eli Lilly & Co.	5,518,799	716,119
*	Biogen Inc.	2,141,000	506,090
	Amgen Inc.	2,650,599	503,561
*	BioMarin Pharmaceutical Inc.	5,087,160	451,892
	Novartis AG ADR	3,176,600	305,398
*	QIAGEN NV	7,147,500	290,760
*	Alkermes plc	6,812,863	248,601
	Roche Holding AG	860,900	237,225
*	Boston Scientific Corp.	6,109,776	234,493
*	Seattle Genetics Inc.	2,551,200	186,850
	Bristol-Myers Squibb Co.	3,652,000	174,237
	Thermo Fisher Scientific Inc.	579,964	158,748
*	Illumina Inc.	446,800	138,816
*	Elanco Animal Health Inc.	3,438,438	110,271
*	Edwards Lifesciences Corp.	535,000	102,362
	Abbott Laboratories	1,219,200	97,463
	PerkinElmer Inc.	918,500	88,507
	AstraZeneca plc ADR	2,036,000	82,315
	Medtronic plc	767,000	69,858
*	Charles River Laboratories International Inc.	363,000	52,726
	Zimmer Biomet Holdings Inc.	276,100	35,258
*	Waters Corp.	128,000	32,219
*	BeiGene Ltd.	2,366,000	23,345
	Agilent Technologies Inc.	216,000	17,362
*	BeiGene Ltd. ADR	110,000	14,520
1	Siemens Healthineers AG	136,900	5,716
*	ImmunoGen Inc.	863,800	2,341
*	Cerner Corp.	9,400	538
			4,887,591
Industrials (16.9%)
	Southwest Airlines Co.	10,018,700	520,071
*	United Continental Holdings Inc.	5,451,800	434,945
	FedEx Corp.	2,114,074	383,514
	Airbus SE	2,265,900	300,315
	American Airlines Group Inc.	7,211,800	229,047
	Delta Air Lines Inc.	4,123,500	212,979
	Jacobs Engineering Group Inc.	2,166,519	162,900
*	AECOM	4,466,430	132,519
*	JetBlue Airways Corp.	6,919,050	113,196
	Caterpillar Inc.	530,100	71,823
	Rockwell Automation Inc.	342,600	60,113
	Curtiss-Wright Corp.	335,000	37,969
	IDEX Corp.	226,400	34,354
	Textron Inc.	646,000	32,726
*	TransDigm Group Inc.	63,269	28,723
*	Lyft Inc. Class A	342,700	26,830
*	Ryanair Holdings plc ADR	262,800	19,694
	Old Dominion Freight Line Inc.	131,600	19,002
	Boeing Co.	43,750	16,687
	Spirit AeroSystems Holdings Inc. Class A	139,600	12,778
	Ritchie Bros Auctioneers Inc.	7,686	261
			2,850,446
Information Technology (28.9%)
*	Adobe Inc.	1,742,500	464,359
	NetApp Inc.	5,879,400	407,678
	Microsoft Corp.	3,325,500	392,209
	Texas Instruments Inc.	3,451,250	366,074
*	Micron Technology Inc.	6,710,500	277,345
*	Splunk Inc.	2,221,700	276,824
^	Universal Display Corp.	1,386,641	211,948
*	Trimble Inc.	5,060,200	204,432
	Corning Inc.	6,161,850	203,957
*	Cree Inc.	3,503,100	200,447
*	Flex Ltd.	19,106,002	191,060
	QUALCOMM Inc.	2,940,300	167,685
*,2	Descartes Systems Group Inc.	4,258,300	154,917
	KLA-Tencor Corp.	1,254,700	149,824
^	ASML Holding NV	698,300	131,315
	Visa Inc. Class A	750,000	117,143
	NVIDIA Corp.	567,000	101,811
*	BlackBerry Ltd.	8,826,500	89,059
	VMware Inc. Class A	491,600	88,739
	Entegris Inc.	1,781,000	63,564
	Intuit Inc.	215,000	56,203
*	PayPal Holdings Inc.	505,000	52,439
	HP Inc.	2,681,800	52,107
	Hewlett Packard Enterprise Co.	3,329,865	51,380
*	FormFactor Inc.	2,577,800	41,477
*	Keysight Technologies Inc.	470,000	40,984
	Telefonaktiebolaget LM Ericsson ADR	4,437,500	40,736
*	Nuance Communications Inc.	2,254,000	38,160
	Analog Devices Inc.	348,200	36,655
	Plantronics Inc.	741,600	34,195
	Jabil Inc.	1,210,000	32,174
	Teradyne Inc.	705,000	28,087
	Apple Inc.	140,800	26,745

5

Capital Opportunity Fund

		Shares	Market Value• ($000)
*	salesforce.com Inc.	132,300	20,952
	Intel Corp.	290,000	15,573
	DXC Technology Co.	176,000	11,319
	Micro Focus International plc ADR	418,010	10,780
	Western Digital Corp.	191,050	9,182
*	Autodesk Inc.	55,000	8,570
*	Dell Technologies Inc.	138,109	8,106
*	Palo Alto Networks Inc.	28,000	6,801
	Oracle Corp.	62,500	3,357
*	Rambus Inc.	300,000	3,135
	Perspecta Inc.	98,000	1,982
	Applied Materials Inc.	10,700	424
*	Arista Networks Inc.	1,100	346
			4,892,259
Materials (0.0%)
	Albemarle Corp.	400	33

Real Estate (0.0%)
	Equinix Inc.	1,400	634
Total Common Stocks (Cost $7,628,312)			16,448,027
Temporary Cash Investment (3.5%)
Money Market Fund (3.5%)
3,4	Vanguard Market Liquidity Fund, 2.554% (Cost $594,099)	5,941,286	594,248
Total Investments (100.7%) (Cost $8,222,411)			17,042,275

Amount
($000)
Other Assets and Liabilities (-0.7%)
Other Assets
Investment in Vanguard	867
Receivables for Investment Securities Sold	451
Receivables for Accrued Income	15,195
Receivables for Capital Shares Issued	4,940
Other Assets	148
Total Other Assets	21,601
Liabilities
Payables for Investment Securities Purchased	(26,481)
Collateral for Securities on Loan	(79,667)
Payables for Investment Advisor	(9,743)
Payables for Capital Shares Redeemed	(9,209)
Payables to Vanguard	(13,006)
Other Liabilities	(111)
Total Liabilities	(138,217)
Net Assets (100%)	16,925,659

At March 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	7,585,024
Total Distributable Earnings (Loss)	9,340,635
Net Assets	16,925,659

Investor Shares—Net Assets
Applicable to 27,769,203 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,787,043
Net Asset Value Per Share—Investor Shares	$64.35

Admiral Shares—Net Assets
Applicable to 101,866,362 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,138,616
Net Asset Value Per Share—Admiral Shares	$148.61

•    See Note A in Notes to Financial Statements.

* Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $78,180,000.

1   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of this security represented 0.0% of net assets.

2   Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $79,667,000 of collateral received for securities on loan.

ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

6

Capital Opportunity Fund

Statement of Operations

Six Months Ended March 31, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	107,442
Interest—Affiliated Issuers	5,742
Securities Lending—Net	328
Total Income	113,512
Expenses
Investment Advisory Fees—Note B	19,478
The Vanguard Group—Note C
Management and Administrative—Investor Shares	1,643
Management and Administrative—Admiral Shares	9,197
Marketing and Distribution—Investor Shares	96
Marketing and Distribution—Admiral Shares	253
Custodian Fees	123
Shareholders’ Reports—Investor Shares	13
Shareholders’ Reports—Admiral Shares	28
Trustees’ Fees and Expenses	8
Total Expenses	30,839
Net Investment Income	82,673
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	541,293
Investment Securities Sold—Affiliated Issuers	39
Foreign Currencies	(89)
Realized Net Gain (Loss)	541,243
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(1,598,210)
Investment Securities—Affiliated Issuers	10,696
Foreign Currencies	(53)
Change in Unrealized Appreciation (Depreciation)	(1,587,567)
Net Increase (Decrease) in Net Assets Resulting from Operations	(963,651)

1   Dividends are net of foreign withholding taxes of $2,660,000.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Capital Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	82,673	115,333
Realized Net Gain (Loss)	541,243	1,580,910
Change in Unrealized Appreciation (Depreciation)	(1,587,567)	1,568,343
Net Increase (Decrease) in Net Assets Resulting from Operations	(963,651)	3,264,586
Distributions
Net Investment Income
Investor Shares	(12,069)	(13,842)
Admiral Shares	(115,543)	(92,824)
Realized Capital Gain[1]
Investor Shares	(164,478)	(79,440)
Admiral Shares	(1,388,247)	(536,203)
Total Distributions	(1,680,337)	(722,309)
Capital Share Transactions
Investor Shares	8,296	(426,473)
Admiral Shares	1,124,878	518,196
Net Increase (Decrease) from Capital Share Transactions	1,133,174	91,723
Total Increase (Decrease)	(1,510,814)	2,634,000
Net Assets
Beginning of Period	18,436,473	15,802,473
End of Period	16,925,659	18,436,473

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $47,662,000 and $16,130,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Capital Opportunity Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	March 31,			Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$75.87	$65.51	$54.99	$50.25	$51.42	$44.57
Investment Operations
Net Investment Income	.303[1]	.428[1]	.429[1]	.375	.349	.272
Net Realized and Unrealized Gain (Loss) on Investments	(4.900)	12.957	13.136	7.090	.666	8.314
Total from Investment Operations	(4.597)	13.385	13.565	7.465	1.015	8.586
Distributions
Dividends from Net Investment Income	(.473)	(.449)	(.370)	(.299)	(.308)	(.072)[2]
Distributions from Realized Capital Gains	(6.450)	(2.576)	(2.675)	(2.426)	(1.877)	(1.664)
Total Distributions	(6.923)	(3.025)	(3.045)	(2.725)	(2.185)	(1.736)
Net Asset Value, End of Period	$64.35	$75.87	$65.51	$54.99	$50.25	$51.42

Total Return[3]	-5.06%	21.03%	25.77%	15.20%	1.72%	19.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,787	$2,065	$2,182	$2,134	$2,283	$2,793
Ratio of Total Expenses to Average Net Assets	0.44%	0.43%	0.44%	0.45%	0.45%	0.47%
Ratio of Net Investment Income to Average Net Assets	0.93%	0.62%	0.73%	0.73%	0.65%	0.57%
Portfolio Turnover Rate	8%	10%	9%	6%	7%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1     Calculated based on average shares outstanding.

2     Fiscal 2013 dividends from net investment income include $.157 per share from a dividend received from ASML Holding NV. Subsequent to the payment of the fund’s dividend from net investment income in December 2012, the ASML dividend was reallocated to return of capital. The reallocation reduced the fund’s dividend from net investment income in December 2013. The reallocation had no impact on net assets, net asset values per share, or total returns.

3     Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Capital Opportunity Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	March 31,			Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$175.34	$151.28	$127.00	$116.06	$118.79	$102.97
Investment Operations
Net Investment Income	.756[1]	1.103[1]	1.084[1]	.965	.916	.728
Net Realized and Unrealized Gain (Loss) on Investments	(11.336)	29.937	30.333	16.366	1.504	19.185
Total from Investment Operations	(10.580)	31.040	31.417	17.331	2.420	19.913
Distributions
Dividends from Net Investment Income	(1.241)	(1.030)	(.962)	(.791)	(.816)	(.251)[2]
Distributions from Realized Capital Gains	(14.909)	(5.950)	(6.175)	(5.600)	(4.334)	(3.842)
Total Distributions	(16.150)	(6.980)	(7.137)	(6.391)	(5.150)	(4.093)
Net Asset Value, End of Period	$148.61	$175.34	$151.28	$127.00	$116.06	$118.79

Total Return[3]	-5.02%	21.12%	25.86%	15.28%	1.78%	19.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,139	$16,372	$13,621	$11,593	$10,579	$10,051
Ratio of Total Expenses to Average Net Assets	0.37%	0.36%	0.37%	0.38%	0.38%	0.40%
Ratio of Net Investment Income to Average Net Assets	1.00%	0.69%	0.80%	0.80%	0.72%	0.64%
Portfolio Turnover Rate	8%	10%	9%	6%	7%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1     Calculated based on average shares outstanding.

2     Fiscal 2013 dividends from net investment income include $.363 per share from a dividend received from ASML Holding NV. Subsequent to the payment of the fund’s dividend from net investment income in December 2012, the ASML dividend was reallocated to return of capital. The reallocation reduced the fund’s dividend from net investment income in December 2013. The reallocation had no impact on net assets, net asset values per share, or total returns.

3     Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Capital Opportunity Fund

Notes to Financial Statements

Vanguard Capital Opportunity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by

11

Capital Opportunity Fund

entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.      PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2019, the investment advisory fee represented an effective annual rate of 0.24% of the fund’s average net assets.

C.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs

12

Capital Opportunity Fund

of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2019, the fund had contributed to Vanguard capital in the amount of $867,000, representing 0.01% of the fund’s net assets and 0.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,881,426	566,601	—
Temporary Cash Investments	594,248	—	—
Total	16,475,674	566,601	—

E.      As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	8,222,411
Gross Unrealized Appreciation	9,320,009
Gross Unrealized Depreciation	(500,145)
Net Unrealized Appreciation (Depreciation)	8,819,864

F.       During the six months ended March 31, 2019, the fund purchased $659,507,000 of investment securities and sold $1,013,449,000 of investment securities, other than temporary cash investments.

13

Capital Opportunity Fund

G.     Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2019		September 30, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	127,497	1,999	303,860	4,350
Issued in Lieu of Cash Distributions	165,096	2,846	87,895	1,308
Redeemed	(284,297)	(4,291)	(818,228)	(11,752)
Net Increase (Decrease)—Investor Shares	8,296	554	(426,473)	(6,094)
Admiral Shares
Issued	421,427	2,809	1,124,125	6,979
Issued in Lieu of Cash Distributions	1,350,310	10,083	566,776	3,652
Redeemed	(646,859)	(4,394)	(1,172,705)	(7,300)
Net Increase (Decrease)—Admiral Shares	1,124,878	8,498	518,196	3,331

H.      Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Descartes Systems Group Inc.	144,356	—	—	—	10,561	—	—	154,917
Vanguard Market Liquidity Fund	706,830	NA1	NA1	39	135	5,742	—	594,248
Total	851,186			39	10,696	5,742	—	749,165

1   Not applicable—purchases and sales are for temporary cash investment purposes.

I.           Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

14

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Capital Opportunity Fund has renewed the fund’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP Management, founded in 1983, is recognized for its long-term approach to growth-equity investing. The portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term horizon. PRIMECAP Management has managed the fund since 1998.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

15

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of PRIMECAP Management in determining whether to approve the advisory fee, because PRIMECAP Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

16

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q1112 052019

Semiannual Report | March 31, 2019 Vanguard Global Equity Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	20

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global Equity Fund	9/30/2018	3/31/2019	Period
Based on Actual Fund Return	$1,000.00	$984.65	$2.33
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.59	2.37

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.47%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Global Equity Fund

Sector Diversification

As of March 31, 2019

Communication Services	8.9%
Consumer Discretionary	15.1
Consumer Staples	8.7
Energy	2.8
Financials	23.5
Health Care	10.0
Industrials	12.8
Information Technology	12.4
Materials	4.7
Real Estate	1.0
Utilities	0.1

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Global Equity Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of March 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

Market	Percentage
Value•	of Net
Shares	($000)	Assets
Common Stocks
Australia †	69,606	1.1%

Austria †	3,459	0.1%

Belgium †	2,899	0.1%

Brazil
Banco Bradesco SA Preference Shares	3,886,967	42,629	0.7%
Brazil—Other †	51,194	0.8%
93,823	1.5%
Canada
Fairfax Financial Holdings Ltd. (XTSE)	86,541	40,086	0.7%
Canada—Other †	137,752	2.2%
177,838	2.9%

Chile †	10,556	0.2%

China
*	Alibaba Group Holding Ltd. ADR	524,556	95,705	1.5%
Ping An Insurance Group Co. of China Ltd.	4,780,500	53,820	0.9%
*,^	Autohome Inc. ADR	204,697	21,518	0.4%
1	China—Other †	120,872	1.9%
291,915	4.7%

Colombia †	5,515	0.1%

Czech Republic †	2,190	0.0%

Denmark †	59,011	1.0%

Finland †	11,427	0.2%

Global Equity Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
France
	Pernod Ricard SA	285,076	51,189	0.8%
	France—Other †		94,161	1.5%
			145,350	2.3%
Germany
	SAP SE	456,560	52,781	0.9%
	Germany—Other †		93,527	1.5%
			146,308	2.4%

Greece †			11,922	0.2%

Hong Kong
	AIA Group Ltd.	7,256,400	72,562	1.1%
	Hong Kong—Other †		61,062	1.0%
			133,624	2.1%
India
	Housing Development Finance Corp. Ltd.	1,386,851	39,391	0.6%
	ICICI Bank Ltd.	6,618,394	38,234	0.6%
1	Reliance Industries Ltd. GDR	852,381	34,214	0.6%
	India—Other †		36,539	0.6%
			148,378	2.4%

Indonesia †			1,200	0.0%

Ireland
	CRH plc	1,360,851	42,166	0.7%
§	Ireland—Other †		54,817	0.9%
			96,983	1.6%

§ltaly †			26,744	0.4%

Japan
	MS&AD Insurance Group Holdings Inc.	1,648,300	50,221	0.8%
	Japan—Other †		379,247	6.1%
			429,468	6.9%

Kenya †			2,216	0.0%

[1]Mexico †			18,258	0.3%

Netherlands
	Unilever NV	767,419	44,742	0.7%
1	Netherlands—Other †		40,551	0.7%
			85,293	1.4%

New Zealand †			1,826	0.0%

Norway †			39,133	0.6%

Other
2	Vanguard FTSE Emerging Markets ETF	473,314	20,116	0.3%

Global Equity Fund

Market	Percentage
Value•	of Net
Shares	($000)	Assets
Peru †	2,059	0.0%

Philippines †	451	0.0%

Poland †	1,499	0.0%

Russia †	48,497	0.8%

Singapore †	13,429	0.2%

South Africa
Naspers Ltd.	500,564	116,652	1.9%
South Africa—Other †	27,460	0.4%
144,112	2.3%
South Korea
Samsung Electronics Co. Ltd.	929,860	36,676	0.6%
South Korea—Other †	34,562	0.5%
71,238	1.1%

[1]Spain †	6,402	0.1%

Sweden †	74,033	1.2%

Switzerland
Cie Financiere Richemont SA	551,890	40,262	0.6%
Nestle SA	379,792	36,213	0.6%
Switzerland—Other †	111,262	1.8%
187,737	3.0%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	863,601	35,373	0.6%
Taiwan—Other †	35,313	0.5%
70,686	1.1%

Thailand †	5,722	0.1%

Turkey †	4,132	0.1%

United Kingdom
Prudential plc	5,123,452	102,703	1.7%
BHP Group plc	1,405,259	33,905	0.5%
1	United Kingdom—Other †	236,438	3.8%
373,046	6.0%
United States
Communication Services
*	Alphabet Inc. Class C	80,090	93,970	1.5%
*	Facebook Inc. Class A	417,118	69,529	1.1%
*	Alphabet Inc. Class A	35,668	41,977	0.7%
Communication Services—Other †	75,034	1.2%
280,510	4.5%

Global Equity Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Consumer Discretionary
* Amazon.com Inc.	69,127	123,098	2.0%
* Booking Holdings Inc.	21,201	36,994	0.6%
Royal Caribbean Cruises Ltd.	299,150	34,288	0.5%
Consumer Discretionary—Other †		210,293	3.4%
		404,673	6.5%
Consumer Staples
Procter & Gamble Co.	435,371	45,300	0.7%
Hershey Co.	303,491	34,850	0.6%
Consumer Staples—Other †		134,264	2.1%
		214,414	3.4%
Energy
Apache Corp.	1,538,816	53,336	0.8%
Energy—Other †		36,369	0.6%
		89,705	1.4%
Financials
Moody’s Corp.	382,091	69,193	1.1%
Travelers Cos. Inc.	380,210	52,150	0.8%
US Bancorp	832,633	40,125	0.7%
* Markel Corp.	39,915	39,765	0.6%
MarketAxess Holdings Inc.	157,961	38,871	0.6%
Arthur J Gallagher & Co.	449,442	35,101	0.6%
Wells Fargo & Co.	711,828	34,396	0.6%
First Republic Bank	328,231	32,974	0.5%
Financials—Other †		269,961	4.3%
		612,536	9.8%
Health Care
Anthem Inc.	283,992	81,500	1.3%
* Waters Corp.	273,776	68,912	1.1%
Johnson & Johnson	491,208	68,666	1.1%
Merck & Co. Inc.	561,513	46,701	0.8%
Thermo Fisher Scientific Inc.	145,815	39,913	0.6%
Health Care—Other †		133,430	2.2%
		439,122	7.1%
Industrials
* Kirby Corp.	484,081	36,359	0.6%
§ Industrials—Other †		225,620	3.6%
		261,979	4.2%
Information Technology
Mastercard Inc. Class A	291,129	68,546	1.1%
Visa Inc. Class A	389,787	60,881	1.0%
Oracle Corp.	1,093,904	58,754	0.9%
Intel Corp.	837,416	44,969	0.7%
Texas Instruments Inc.	386,664	41,014	0.7%
Microsoft Corp.	322,617	38,050	0.6%
Information Technology—Other †		141,676	2.3%
		453,890	7.3%
Materials
Martin Marietta Materials Inc.	173,000	34,804	0.6%
Materials—Other †		59,167	0.9%
		93,971	1.5%

Global Equity Fund

				Market	Percentage
				Value•	of Net
				($000)	Assets
Real Estate †				40,363	0.7%
				2,891,163	46.4%
Total Common Stocks (Cost $4,920,108)				5,929,264	95.2%[3]

		Coupon	Shares
Temporary Cash Investments
Money Market Fund
4,5	Vanguard Market Liquidity Fund	2.554%	3,227,172	322,782	5.2%

6U.S. Government and Agency Obligations †				17,476	0.3%
Total Temporary Cash Investments (Cost $340,190)				340,258	5.5%[3]
Total Investments (Cost $5,260,298)				6,269,522	100.7%
Other Assets and Liabilities
Other Assets				31,073	0.5%
Liabilities[5]				(74,736)	(1.2%	)
				(43,663)	(0.7%	)
Net Assets				6,225,859	100.0%

					Amount
					($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers					5,926,624
Affiliated Issuers					342,898
Total Investments in Securities					6,269,522
Investment in Vanguard					311
Receivables for Investment Securities Sold					959
Receivables for Accrued Income					17,642
Receivables for Capital Shares Issued					3,059
Variation Margin Receivable—Futures Contracts					566
Unrealized Appreciation—Forward Currency Contracts					77
Other Assets					8,459
Total Assets					6,300,595
Liabilities
Payables for Investment Securities Purchased					781
Collateral for Securities on Loan					60,560
Payables to Investment Advisor					3,730
Payables for Capital Shares Redeemed					2,689
Payables to Vanguard					6,219
Unrealized Depreciation—Forward Currency Contracts					450
Other Liabilities					307
Total Liabilities					74,736
Net Assets					6,225,859

Global Equity Fund

At March 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	5,035,602
Total Distributable Earnings (Loss)	1,190,257
Net Assets	6,225,859
Applicable to 210,097,162 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,225,859
Net Asset Value Per Share	$29.63

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $59,538,000.

§ Certain of the fund’s securities are valued using significant unobservable inputs.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1   Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $73,951,000, representing 1.2% of net assets.

2   Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

3   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.6% and 3.1%, respectively, of net assets.

4   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5   Includes $60,560,000 of collateral received for securities on loan.

6   Securities with a value of $6,812,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

Global Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	674	95,634	2,656
Dow Jones EURO STOXX 50 Index	June 2019	521	19,123	250
Topix Index	June 2019	94	13,502	(32)
FTSE 100 Index	June 2019	136	12,774	248
S&P ASX 200 Index	June 2019	52	5,696	(11)
				3,111

Forward Currency Contracts
	Contract Settlement Date					Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
		Contract Amount (000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	6/26/19	EUR	10,429	USD	11,918	—	(132)
Toronto-Dominion Bank	6/18/19	JPY	1,166,487	USD	10,525	67	—
Morgan Stanley Capital Services LLC	6/26/19	GBP	6,613	USD	8,818	—	(167)
Toronto-Dominion Bank	6/25/19	AUD	7,418	USD	5,294	—	(19)
BNP Paribas	6/26/19	EUR	4,090	USD	4,664	—	(43)
Toronto-Dominion Bank	6/26/19	EUR	2,308	USD	2,636	—	(28)
Morgan Stanley Capital Services LLC	6/18/19	JPY	222,250	USD	2,011	7	—
JPMorgan Chase Bank, N.A.	6/26/19	GBP	1,409	USD	1,863	—	(21)
Toronto-Dominion Bank	6/26/19	GBP	1,019	USD	1,359	—	(26)
BNP Paribas	6/18/19	JPY	111,790	USD	1,012	3	—
BNP Paribas	6/26/19	GBP	572	USD	762	—	(14)
BNP Paribas	6/25/19	AUD	618	USD	439	—	—
						77	(450)

AUD—Australian dollar.

EUR—Euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	47,283
Dividends—Affiliated Issuers	118
Interest—Unaffiliated Issuers	155
Interest—Affiliated Issuers	2,860
Securities Lending—Net	230
Total Income	50,646
Expenses
Investment Advisory Fees—Note B
Basic Fee	6,407
Performance Adjustment	653
The Vanguard Group—Note C
Management and Administrative	5,510
Marketing and Distribution	329
Custodian Fees	238
Shareholders’ Reports	35
Trustees’ Fees and Expenses	3
Total Expenses	13,175
Net Investment Income	37,471
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	180,713
Investment Securities Sold—Affiliated Issuers	(2,586)
Futures Contracts	(3,082)
Forward Currency Contracts	(959)
Foreign Currencies	(663)
Realized Net Gain (Loss)	173,423
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(256,570)
Investment Securities—Affiliated Issuers	4,732
Futures Contracts	1,259
Forward Currency Contracts	121
Foreign Currencies	(47)
Change in Unrealized Appreciation (Depreciation)	(250,505)
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,611)

1 Dividends are net of foreign withholding taxes of $2,443,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,471	77,061
Realized Net Gain (Loss)	173,423	395,863
Change in Unrealized Appreciation (Depreciation)	(250,505)	73,651
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,611)	546,575
Distributions
Net Investment Income	(72,598)	(72,958)
Realized Capital Gain[1]	(314,346)	—
Total Distributions	(386,944)	(72,958)
Capital Share Transactions
Issued	1,083,239	742,350
Issued in Lieu of Cash Distributions	360,512	67,815
Redeemed	(560,389)	(901,606)
Net Increase (Decrease) from Capital Share Transactions	883,362	(91,441)
Total Increase (Decrease)	456,807	382,176
Net Assets
Beginning of Period	5,769,052	5,386,876
End of Period	6,225,859	5,769,052

1       Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund

Financial Highlights

	Six Months Ended March 31, 2019

For a Share Outstanding Throughout Each Period		Year Ended September 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$32.62	$29.98	$25.18	$22.85	$24.19	$21.94
Investment Operations
Net Investment Income	.195[1]	.426[1]	.351[1]	.385	.373	.353
Net Realized and Unrealized Gain (Loss) on Investments	(.969)	2.618	4.823	2.350	(1.338)	2.255
Total from Investment Operations	(.774)	3.044	5.174	2.735	(.965)	2.608
Distributions
Dividends from Net Investment Income	(.416)	(.404)	(.374)	(.405)	(.375)	(.358)
Distributions from Realized Capital Gains	(1.800)	—	—	—	—	—
Total Distributions	(2.216)	(.404)	(.374)	(.405)	(.375)	(.358)
Net Asset Value, End of Period	$29.63	$32.62	$29.98	$25.18	$22.85	$24.19

Total Return[2]	-1.54%	10.22%	20.85%	12.11%	-4.09%	11.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,226	$5,769	$5,387	$4,515	$4,144	$4,531
Ratio of Total Expenses to Average Net Assets[3]	0.47%	0.48%	0.48%	0.51%	0.57%	0.61%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.34%	1.30%	1.61%	1.49%	1.45%
Portfolio Turnover Rate	84%	40%	47%	45%	36%	45%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Calculated based on average shares outstanding.

2       Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3       Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.02%, 0.02%, 0.05%, 0.08%, and 0.08%.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund

Notes to Financial Statements

Vanguard Global Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Global Equity Fund

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended March 31, 2019, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

Global Equity Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during

Global Equity Fund

the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

B.  The investment advisory firms Baillie Gifford Overseas Ltd. and Marathon Asset Management LLP each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Baillie Gifford Overseas Ltd. and Marathon Asset Management LLP are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index for the preceding three years. Until November 2018, a portion of the fund was managed by Acadian Asset Management LLC. The basic fee paid to Acadian Asset Management LLC was subject to quarterly adjustments based on performance relative to the MSCI All Country World Index for the preceding three years.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended March 31, 2019, the aggregate investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets, before a net increase of $653,000 (0.02%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2019, the fund had contributed to Vanguard capital in the amount of $311,000, representing 0.00% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Global Equity Fund

The following table summarizes the market value of the fund’s investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	626,548	2,409,437	2,116
Common Stocks—United States	2,890,739	424	—
Temporary Cash Investments	322,782	17,476	—
Futures Contracts—Assets[1]	566	—	—
Forward Currency Contracts—Assets	—	77	—
Forward Currency Contracts—Liabilities	—	(450)	—
Total	3,840,635	2,426,964	2,116

1 Represents variation margin on the last day of the reporting period.

E.  At March 31, 2019, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	566	—	566
Unrealized Appreciation—Forward Currency Contracts	—	77	77
Total Assets	566	77	643

Unrealized Depreciation—Forward Currency Contracts	—	(450)	(450)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2019, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(3,082)	—	(3,082)
Forward Currency Contracts	—	(959)	(959)
Realized Net Gain (Loss) on Derivatives	(3,082)	(959)	(4,041)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,259	—	1,259
Forward Currency Contracts	—	121	121
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,259	121	1,380

Global Equity Fund

F.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,271,314
Gross Unrealized Appreciation	1,237,668
Gross Unrealized Depreciation	(236,723)
Net Unrealized Appreciation (Depreciation)	1,000,945

G. During the six months ended March 31, 2019, the fund purchased $2,717,657,000 of investment securities and sold $2,268,993,000 of investment securities, other than temporary cash investments.

H.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	39,069	23,286
Issued in Lieu of Cash Distributions	13,666	2,178
Redeemed	(19,484)	(28,299)
Net Increase (Decrease) in Shares Outstanding	33,251	(2,835)

I.   Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE Emerging Markets ETF	21,093	72,552	75,591	(2,594)	4,656	118	—	20,116
Vanguard Market Liquidity Fund	256,293	NA1	NA1	8	76	2,860	—	322,782
Total	277,386			(2,586)	4,732	2,978	—	342,898

1 Not applicable—purchases and sales are for temporary cash investment purposes.

J.  Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Global Equity Fund has renewed the fund’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Marathon Asset Management LLP (Marathon-London). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders. Please note that in November, the fund’s trustees modified its investment advisory arrangement. Acadian Asset Management LLC no longer serves as one of the fund’s advisors.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford’s investment approach is based on long-term investments in well-managed businesses that enjoy sustainable competitive advantages in their marketplaces. The team invests in four categories of growth stocks: (1) growth stalwarts, or companies with durable franchises; (2) rapid growth, or early stage companies with innovative products or services and a large opportunity for future growth; (3) cyclical growth, or companies highly subject to capital cycles that have strong structural growth prospects and management teams with high capital allocation ability; and (4) latent growth, or companies that are temporarily out of favor but have the ability to accelerate earnings growth over time. Baillie Gifford has managed a portion of the fund since 2008.

Marathon-London. Founded in 1986, Marathon-London employs an investment approach based on the idea that the prospect of high returns will attract excessive capital over the long-term capital cycle of industries. The assessments of how companies respond to the forces of the capital cycle through their capital allocation strategy, coupled with how they are incentivized, are both critical to the investment outcome. Guided by this philosophy, Marathon-London follows a multi-counselor, regional approach whereby individual portfolio managers perform sector analysis and company analysis to construct portfolios. Marathon-London has advised the fund since its inception in 1995.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also well below the peer-group average.

The board did not consider the profitability of Baillie Gifford and Marathon-London in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Baillie Gifford and Marathon-London. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q1292 052019

Semiannual Report | March 31, 2019 Vanguard Strategic Small-Cap Equity Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	17

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•            Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•            Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Strategic Small-Cap Equity Fund	9/30/2018	3/31/2019	Period
Based on Actual Fund Return	$1,000.00	$881.72	$1.36
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.49	1.46

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.29%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

Strategic Small-Cap Equity Fund

Sector Diversification

As of March 31, 2019

Communication Services	3.4%
Consumer Discretionary	11.2
Consumer Staples	3.1
Energy	4.3
Financials	16.5
Health Care	13.3
Industrials	14.3
Information Technology	16.0
Materials	5.4
Real Estate	9.1
Utilities	3.4

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Strategic Small-Cap Equity Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Communication Services (3.3%)
	World Wrestling Entertainment Inc. Class A	134,468	11,669
*	Glu Mobile Inc.	976,984	10,688
	Gannett Co. Inc.	590,381	6,223
^	Match Group Inc.	108,793	6,159
^	AMC Entertainment Holdings Inc. Class A	410,994	6,103
*	Boingo Wireless Inc.	245,195	5,708
*	Liberty TripAdvisor Holdings Inc. Class A	139,332	1,977
*,^	Frontier Communications Corp.	789,872	1,572
	Telephone & Data Systems Inc.	36,839	1,132
	Marcus Corp.	20,619	826
*	Gray Television Inc.	38,040	812
*	Yelp Inc. Class A	22,639	781
			53,650
Consumer Discretionary (11.2%)
	Abercrombie & Fitch Co.	476,989	13,074
*	Deckers Outdoor Corp.	83,240	12,235
*	Etsy Inc.	160,805	10,809
*	Crocs Inc.	391,492	10,081
	Bloomin’ Brands Inc.	465,185	9,513
	Brinker International Inc.	212,756	9,442
*	Chegg Inc.	219,563	8,370
*	Rent-A-Center Inc.	390,071	8,141
	BJ’s Restaurants Inc.	170,271	8,050
*,^	RH	77,401	7,968
*	Urban Outfitters Inc.	259,052	7,678
	Ruth’s Hospitality Group Inc.	297,928	7,624
	Churchill Downs Inc.	59,476	5,368
*,^	Fossil Group Inc.	383,566	5,263
*	Planet Fitness Inc. Class A	73,167	5,028
	Dine Brands Global Inc.	43,139	3,938
*	Weight Watchers International Inc.	184,968	3,727
	Tailored Brands Inc.	459,184	3,600
*	Visteon Corp.	50,247	3,384
*	Stoneridge Inc.	116,060	3,350
*	American Axle & Manufacturing Holdings Inc.	221,794	3,174
	Movado Group Inc.	83,930	3,053
^	Shoe Carnival Inc.	86,962	2,959
*	Conn’s Inc.	120,856	2,763
	Tenneco Inc. Class A	120,961	2,681
*	Vitamin Shoppe Inc.	376,027	2,647
	Skyline Champion Corp.	109,451	2,080
	American Eagle Outfitters Inc.	88,612	1,965
	Columbia Sportswear Co.	18,799	1,959
*	G-III Apparel Group Ltd.	44,736	1,788
	Adient plc	133,575	1,731
*	SeaWorld Entertainment Inc.	61,522	1,585
	Signet Jewelers Ltd.	43,895	1,192
*	Burlington Stores Inc.	6,864	1,075
	Oxford Industries Inc.	12,490	940
*	Cavco Industries Inc.	6,276	738
			178,973
Consumer Staples (3.1%)
*	Boston Beer Co. Inc. Class A	37,903	11,171
	Medifast Inc.	70,991	9,055
*	TreeHouse Foods Inc.	113,083	7,299
	Cal-Maine Foods Inc.	128,145	5,719
*	BJ’s Wholesale Club Holdings Inc.	163,575	4,482
	Ingles Markets Inc. Class A	111,946	3,092
*	USANA Health Sciences Inc.	29,348	2,461

4

Strategic Small-Cap Equity Fund

			Market
			Value•
		Shares	($000)
*	Performance Food Group Co.	61,701	2,446
*	Simply Good Foods Co.	86,492	1,781
*	Chefs’ Warehouse Inc.	54,739	1,700
*	Freshpet Inc.	23,481	993
			50,199
Energy (4.3%)
*	W&T Offshore Inc.	1,803,995	12,448
*	Denbury Resources Inc.	4,770,794	9,780
*,^	California Resources Corp.	317,410	8,161
*	Southwestern Energy Co.	1,599,431	7,501
*	Renewable Energy Group Inc.	311,755	6,846
*	CONSOL Energy Inc.	161,630	5,531
*	Whiting Petroleum Corp.	194,300	5,079
*	Carrizo Oil & Gas Inc.	355,223	4,430
	Arch Coal Inc. Class A	26,694	2,436
*	Chesapeake Energy Corp.	765,391	2,373
*	SEACOR Holdings Inc.	22,207	939
*	REX American Resources Corp.	10,210	823
	Archrock Inc.	74,558	729
*	Exterran Corp.	40,619	684
	Mammoth Energy Services Inc.	37,249	620
			68,380
Financials (16.4%)
	Assured Guaranty Ltd.	285,549	12,687
	LPL Financial Holdings Inc.	176,370	12,284
	First BanCorp	1,003,215	11,497
*	NMI Holdings Inc. Class A	444,267	11,493
	Primerica Inc.	91,655	11,196
	Webster Financial Corp.	202,733	10,273
	Walker & Dunlop Inc.	200,213	10,193
	FirstCash Inc.	116,271	10,057
	International Bancshares Corp.	248,868	9,465
	Umpqua Holdings Corp.	570,533	9,414
	Federal Agricultural Mortgage Corp.	128,668	9,319
	Popular Inc.	173,456	9,042
	American Equity Investment Life Holding Co.	321,886	8,697
	Community Bank System Inc.	134,429	8,035
	Nelnet Inc. Class A	126,861	6,986
	Universal Insurance Holdings Inc.	218,341	6,769
	Greenhill & Co. Inc.	299,640	6,445
	First Citizens BancShares Inc. Class A	15,799	6,433
*	Enova International Inc.	252,160	5,754
	Cathay General Bancorp	165,460	5,611
*	Credit Acceptance Corp.	11,594	5,240
	Radian Group Inc.	250,432	5,194
	Synovus Financial Corp.	133,121	4,574
	Navient Corp.	339,729	3,931
	Hancock Whitney Corp.	92,509	3,737
	OFG Bancorp	185,262	3,666
	Flagstar Bancorp Inc.	102,277	3,367
	Virtu Financial Inc. Class A	141,266	3,355
	Hanover Insurance Group Inc.	27,059	3,089
	BancorpSouth Bank	106,807	3,014
	OneMain Holdings Inc.	93,927	2,982
	Westamerica Bancorporation	48,235	2,981
	First Interstate BancSystem Inc. Class A	74,148	2,953
	LegacyTexas Financial Group Inc.	77,283	2,890
	Trustmark Corp.	84,590	2,845
	BOK Financial Corp.	34,416	2,807
*	Ambac Financial Group Inc.	154,778	2,805
	First Financial Bancorp	114,401	2,753
	First Financial Bankshares Inc.	44,815	2,589
	Independent Bank Corp.	31,900	2,584
	Waddell & Reed Financial Inc. Class A	139,235	2,407
	United Bankshares Inc.	53,711	1,947
	BrightSphere Investment Group plc	141,653	1,921
	S&T Bancorp Inc.	43,786	1,731
*	MGIC Investment Corp.	82,668	1,090
	WSFS Financial Corp.	25,060	967
	Banner Corp.	16,837	912
	Argo Group International Holdings Ltd.	12,329	871
	First Hawaiian Inc.	29,991	781
	Prosperity Bancshares Inc.	11,300	780
*	Mr Cooper Group Inc.	74,472	714
	TrustCo Bank Corp. NY	77,141	599
			263,726

5

Strategic Small-Cap Equity Fund

			Market
			Value•
		Shares	($000)
Health Care (13.3%)
*	Charles River Laboratories International Inc.	98,915	14,367
	Bruker Corp.	322,117	12,382
*	Tenet Healthcare Corp.	392,409	11,317
*	Amedisys Inc.	89,236	10,999
*	Haemonetics Corp.	121,471	10,626
*	Tandem Diabetes Care Inc.	160,341	10,182
*	Enanta Pharmaceuticals Inc.	104,431	9,975
*	PRA Health Sciences Inc.	89,643	9,887
*	Integer Holdings Corp.	119,943	9,046
*	Endo International plc	1,086,645	8,726
*	STAAR Surgical Co.	243,240	8,316
*	Acorda Therapeutics Inc.	610,867	8,119
	Encompass Health Corp.	136,629	7,979
*	Vanda Pharmaceuticals Inc.	376,919	6,935
	Ensign Group Inc.	134,970	6,909
*	Medpace Holdings Inc.	100,837	5,946
*	Tivity Health Inc.	333,979	5,865
*	Halozyme Therapeutics Inc.	349,035	5,620
*	Myriad Genetics Inc.	165,875	5,507
*	Inogen Inc.	56,971	5,433
*	Genomic Health Inc.	70,948	4,970
*	Spectrum Pharmaceuticals Inc.	422,588	4,518
*	Natera Inc.	140,635	2,900
*	Brookdale Senior Living Inc.	418,400	2,753
*	Veeva Systems Inc. Class A	19,154	2,430
*	AMAG Pharmaceuticals Inc.	184,415	2,375
*	ImmunoGen Inc.	854,990	2,317
*	Reata Pharmaceuticals Inc. Class A	25,222	2,156
*	Biohaven Pharmaceutical Holding Co. Ltd.	40,421	2,081
*	Quidel Corp.	28,365	1,857
*,^	Novavax Inc.	2,928,383	1,613
*	Addus HomeCare Corp.	24,811	1,578
	Patterson Cos. Inc.	70,824	1,548
*	Assertio Therapeutics Inc.	292,485	1,483
*	Ironwood Pharmaceuticals Inc. Class A	97,141	1,314
*	GlycoMimetics Inc.	88,139	1,098
*	Array BioPharma Inc.	40,000	975
*	Collegium Pharmaceutical Inc.	49,482	749
			212,851
Industrials (14.2%)
*	FTI Consulting Inc.	154,887	11,898
	Armstrong World Industries Inc.	138,891	11,031
*	Generac Holdings Inc.	213,048	10,914
*	Aerojet Rocketdyne Holdings Inc.	283,368	10,068
	Terex Corp.	303,242	9,743
	SkyWest Inc.	170,372	9,250
*	Meritor Inc.	448,580	9,129
*	Harsco Corp.	452,239	9,117
	Insperity Inc.	73,365	9,072
	Rush Enterprises Inc. Class A	214,461	8,967
*	Continental Building Products Inc.	332,570	8,244
*	Aerovironment Inc.	120,467	8,241
	ArcBest Corp.	254,225	7,828
*	Vicor Corp.	234,594	7,277
*	TriNet Group Inc.	119,194	7,121
	Global Brass & Copper Holdings Inc.	206,280	7,104
*	WESCO International Inc.	130,016	6,892
	Ennis Inc.	280,333	5,820
	Triton International Ltd.	182,017	5,661
*	Echo Global Logistics Inc.	198,984	4,931
	HEICO Corp. Class A	57,492	4,833
	EMCOR Group Inc.	65,102	4,758
*	Resideo Technologies Inc.	244,445	4,715
*	Chart Industries Inc.	45,937	4,158
	Greenbrier Cos. Inc.	113,776	3,667
	Kforce Inc.	91,809	3,224
	Quad/Graphics Inc.	262,088	3,119
	Korn Ferry	68,665	3,075
*	Atkore International Group Inc.	132,563	2,854
*	NOW Inc.	176,323	2,461
	Triumph Group Inc.	127,966	2,439
*	Herc Holdings Inc.	53,534	2,087
*	Hub Group Inc. Class A	47,688	1,948
*	Clean Harbors Inc.	25,781	1,844
	Comfort Systems USA Inc.	34,064	1,785
	Navigant Consulting Inc.	86,850	1,691
	National Presto Industries Inc.	15,422	1,674
	Exponent Inc.	26,316	1,519

6

Strategic Small-Cap Equity Fund

			Market
			Value•
		Shares	($000)
*	SP Plus Corp.	41,601	1,419
	McGrath RentCorp	24,605	1,392
	GATX Corp.	16,658	1,272
	MSA Safety Inc.	10,533	1,089
	Advanced Drainage Systems Inc.	38,684	997
	Simpson Manufacturing Co. Inc.	13,810	819
	ITT Inc.	14,100	818
*	Axon Enterprise Inc.	5,446	296
			228,261
Information Technology (15.9%)
*	CACI International Inc. Class A	69,120	12,581
*	Appfolio Inc.	147,780	11,734
*	Five9 Inc.	218,018	11,518
*	Cardtronics plc Class A	313,409	11,151
	Ubiquiti Networks Inc.	71,860	10,758
*	ePlus Inc.	121,029	10,716
	Science Applications International Corp.	138,271	10,640
	Booz Allen Hamilton Holding Corp. Class A	180,682	10,505
*	Workiva Inc.	204,135	10,350
*	Zebra Technologies Corp.	49,325	10,335
*	Box Inc.	505,355	9,758
*	Fitbit Inc. Class A	1,518,018	8,987
*	Advanced Micro Devices Inc.	350,789	8,952
*	Synaptics Inc.	220,489	8,764
*	New Relic Inc.	84,914	8,381
	ManTech International Corp. Class A	145,920	7,883
*	Unisys Corp.	652,006	7,609
*,^	SolarEdge Technologies Inc.	187,092	7,050
*	Tech Data Corp.	58,218	5,962
*	Fabrinet	106,384	5,570
	Kulicke & Soffa Industries Inc.	241,431	5,338
	Jabil Inc.	195,387	5,195
*	Twilio Inc. Class A	32,659	4,219
*	SMART Global Holdings Inc.	205,644	3,948
	TTEC Holdings Inc.	108,302	3,924
*	Avid Technology Inc.	518,993	3,866
*	Cree Inc.	66,676	3,815
*	Anixter International Inc.	66,793	3,748
*,^	SunPower Corp. Class A	539,461	3,512
	MAXIMUS Inc.	42,952	3,049
*	Plexus Corp.	49,235	3,001
*	Manhattan Associates Inc.	50,479	2,782
	Comtech Telecommunications Corp.	118,418	2,750
*	Cornerstone OnDemand Inc.	48,006	2,630
*	Diebold Nixdorf Inc.	232,473	2,573
	EVERTEC Inc.	88,266	2,455
*	Sykes Enterprises Inc.	78,044	2,207
*	Virtusa Corp.	24,936	1,333
*	Varonis Systems Inc.	20,796	1,240
*	Extreme Networks Inc.	164,393	1,231
	SYNNEX Corp.	12,199	1,164
*	Amkor Technology Inc.	128,825	1,100
*	Insight Enterprises Inc.	14,752	812
	Cypress Semiconductor Corp.	54,000	806
			255,902
Materials (5.3%)
	Domtar Corp.	229,245	11,382
	Warrior Met Coal Inc.	319,110	9,701
	Royal Gold Inc.	91,511	8,321
	Greif Inc. Class A	182,598	7,532
	Valvoline Inc.	385,435	7,154
	Huntsman Corp.	266,613	5,996
	Owens-Illinois Inc.	296,275	5,623
*	AdvanSix Inc.	187,448	5,355
*	Verso Corp.	221,431	4,743
*	Allegheny Technologies Inc.	99,416	2,542
	Schnitzer Steel Industries Inc.	105,903	2,542
	Mercer International Inc.	178,140	2,407
	Quaker Chemical Corp.	11,114	2,226
*	Livent Corp.	150,782	1,852
	Boise Cascade Co.	62,103	1,662
	Compass Minerals International Inc.	29,269	1,591
	United States Steel Corp.	66,169	1,290
	Chemours Co.	26,933	1,001
	Carpenter Technology Corp.	20,395	935
	Schweitzer-Mauduit International Inc.	21,904	848
	Louisiana-Pacific Corp.	32,931	803
			85,506
Real Estate (9.1%)
	Medical Properties Trust Inc.	656,991	12,161
	Life Storage Inc.	123,038	11,968
	Rayonier Inc.	343,609	10,830

7

Strategic Small-Cap Equity Fund

			Market
			Value•
		Shares	($000)
	Hospitality Properties Trust	397,597	10,461
	National Health Investors Inc.	100,609	7,903
	EastGroup Properties Inc.	65,404	7,302
	EPR Properties	94,641	7,278
	Uniti Group Inc.	548,807	6,141
	Chesapeake Lodging Trust	215,695	5,998
	Sabra Health Care REIT Inc.	305,440	5,947
	MGM Growth Properties LLC Class A	181,073	5,840
	Piedmont Office Realty Trust Inc. Class A	245,690	5,123
	Ryman Hospitality Properties Inc.	57,878	4,760
	SITE Centers Corp.	327,416	4,459
	Lexington Realty Trust	475,128	4,305
	Retail Properties of America Inc.	335,489	4,090
	CoreCivic Inc.	193,593	3,765
	Chatham Lodging Trust	185,610	3,571
	Ashford Hospitality Trust Inc.	637,176	3,027
	Getty Realty Corp.	90,548	2,900
	One Liberty Properties Inc.	86,383	2,505
	Outfront Media Inc.	97,623	2,284
	Universal Health Realty Income Trust	26,888	2,036
	Global Net Lease Inc.	101,746	1,923
	Hersha Hospitality Trust Class A	97,502	1,671
	Taubman Centers Inc.	24,299	1,285
	Washington Prime Group Inc.	215,515	1,218
	NorthStar Realty Europe Corp.	59,781	1,038
^	Pennsylvania REIT	160,010	1,006
	GEO Group Inc.	49,505	950
	Xenia Hotels & Resorts Inc.	41,922	918
	RPT Realty	71,772	862
			145,525
Utilities (3.4%)
^	NextEra Energy Partners LP	211,705	9,874
	Otter Tail Corp.	186,636	9,298
	PNM Resources Inc.	196,372	9,296
	IDACORP Inc.	84,541	8,415
	Hawaiian Electric Industries Inc.	116,075	4,732
	Black Hills Corp.	39,208	2,904
	Clearway Energy Inc.	120,632	1,823
	Unitil Corp.	28,271	1,532
	Avista Corp.	36,549	1,485
	ONE Gas Inc.	15,820	1,409
	New Jersey Resources Corp.	24,933	1,241
	American States Water Co.	13,252	945
	Portland General Electric Co.	16,189	839
			53,793
Total Common Stocks (Cost $1,461,453)			1,596,766
Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.2%)
2,3	Vanguard Market Liquidity Fund, 2.554%	353,629	35,370

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 2.408%, 6/6/19	500	498
4	United States Treasury Bill, 2.419%, 6/20/19	200	199
			697
Total Temporary Cash Investments (Cost $36,059)			36,067
Total Investments (101.7%) (Cost $1,497,512)			1,632,833

8

Strategic Small-Cap Equity Fund

Amount
($000)
Other Assets and Liabilities (-1.7%)
Other Assets
Investment in Vanguard	85
Receivables for Investment Securities Sold	218
Receivables for Accrued Income	1,966
Receivables for Capital Shares Issued	1,558
Variation Margin Receivable—Futures Contracts	20
Total Other Assets	3,847
Liabilities
Payables for Investment Securities Purchased	(11)
Collateral for Securities on Loan	(28,606)
Payables for Capital Shares Redeemed	(1,784)
Payables to Vanguard	(690)
Total Liabilities	(31,091)
Net Assets (100%)
Applicable to 50,482,897 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,605,589
Net Asset Value Per Share	$31.80

At March 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,460,598
Total Distributable Earnings (Loss)	144,991
Net Assets	1,605,589

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,606,000.

1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.

2	Includes $28,606,000 of collateral received for securities on loan.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Securities with a value of $697,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	122	9,417	78

See accompanying Notes, which are an integral part of the Financial Statements.

9

Strategic Small-Cap Equity Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Dividends	10,142
Interest[1]	93
Securities Lending—Net	342
Total Income	10,577
Expenses
The Vanguard Group—Note B
Investment Advisory Services	597
Management and Administrative	1,595
Marketing and Distribution	115
Custodian Fees	22
Shareholders’ Reports	22
Trustees’ Fees and Expenses	1
Total Expenses	2,352
Net Investment Income	8,225
Realized Net Gain (Loss)
Investment Securities Sold[1]	11,436
Futures Contracts	(1,142)
Realized Net Gain (Loss)	10,294
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(250,228)
Futures Contracts	152
Change in Unrealized Appreciation (Depreciation)	(250,076)
Net Increase (Decrease) in Net Assets Resulting from Operations	(231,557)

1       Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $84,000, $1,000, and $6,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Strategic Small-Cap Equity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,225	17,319
Realized Net Gain (Loss)	10,294	154,770
Change in Unrealized Appreciation (Depreciation)	(250,076)	89,218
Net Increase (Decrease) in Net Assets Resulting from Operations	(231,557)	261,307
Distributions
Net Investment Income	(17,600)	(17,683)
Realized Capital Gain[1]	(136,307)	(92,040)
Total Distributions	(153,907)	(109,723)
Capital Share Transactions
Issued	203,820	359,541
Issued in Lieu of Cash Distributions	142,242	100,724
Redeemed	(271,906)	(367,708)
Net Increase (Decrease) from Capital Share Transactions	74,156	92,557
Total Increase (Decrease)	(311,308)	244,141
Net Assets
Beginning of Period	1,916,897	1,672,756
End of Period	1,605,589	1,916,897

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $10,577,000 and $18,625,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Strategic Small-Cap Equity Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	March 31,			Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$40.21	$36.99	$31.45	$28.95	$30.91	$27.94
Investment Operations
Net Investment Income	.166[1]	.373[1]	.462[1]	.494	.368	.277
Net Realized and Unrealized Gain (Loss) on Investments	(5.271)	5.294	5.545	2.682	.349	3.201
Total from Investment Operations	(5.105)	5.667	6.007	3.176	.717	3.478
Distributions
Dividends from Net Investment Income	(.378)	(.394)	(.467)	(.340)	(.246)	(.232)
Distributions from Realized Capital Gains	(2.927)	(2.053)	—	(.336)	(2.431)	(.276)
Total Distributions	(3.305)	(2.447)	(.467)	(.676)	(2.677)	(.508)
Net Asset Value, End of Period	$31.80	$40.21	$36.99	$31.45	$28.95	$30.91

Total Return[2]	-11.83%	16.13%	19.19%	11.14%	2.10%	12.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,606	$1,917	$1,673	$1,351	$945	$545
Ratio of Total Expenses to Average Net Assets	0.29%	0.29%	0.29%	0.29%	0.34%	0.38%
Ratio of Net Investment Income to Average Net Assets	1.16%	0.99%	1.34%	1.78%	1.34%	0.96%
Portfolio Turnover Rate	67%	88%	91%	89%	62%	64%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Strategic Small-Cap Equity Fund

Notes to Financial Statements

Vanguard Strategic Small-Cap Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended March 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

13

Strategic Small-Cap Equity Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

14

Strategic Small-Cap Equity Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2019, the fund had contributed to Vanguard capital in the amount of $85,000, representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,596,766	—	—
Temporary Cash Investments	35,370	697	—
Futures Contracts—Assets[1]	20	—	—
Total	1,632,156	697	—

1 Represents variation margin on the last day of the reporting period.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,497,512
Gross Unrealized Appreciation	278,647
Gross Unrealized Depreciation	(143,248)
Net Unrealized Appreciation (Depreciation)	135,399

15

Strategic Small-Cap Equity Fund

E.  During the six months ended March 31, 2019, the fund purchased $552,523,000 of investment securities and sold $618,383,000 of investment securities, other than temporary cash investments.

F.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	6,380	9,482
Issued in Lieu of Cash Distributions	4,946	2,813
Redeemed	(8,518)	(9,846)
Net Increase (Decrease) in Shares Outstanding	2,808	2,449

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

16

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Strategic Small-Cap Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

17

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

18

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q6152 052019

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (95.2%)[1]
Australia (1.1%)
Orica Ltd.	1,498,821	18,773
Cleanaway Waste Management Ltd.	3,964,882	6,262
Brambles Ltd.	588,779	4,922
QBE Insurance Group Ltd.	457,817	4,005
Newcrest Mining Ltd.	215,711	3,907
Coca-Cola Amatil Ltd.	577,957	3,552
BlueScope Steel Ltd.	348,663	3,461
Alumina Ltd.	1,906,456	3,283
ALS Ltd.	599,670	3,241
carsales.com Ltd.	298,506	2,687
BHP Group Ltd.	92,966	2,541
GUD Holdings Ltd.	264,503	2,243
DuluxGroup Ltd.	393,931	2,072
Nine Entertainment Co. Holdings Ltd.	1,346,170	1,635
Metcash Ltd.	680,497	1,282
IPH Ltd.	256,034	1,282
Caltex Australia Ltd.	66,096	1,230
GWA Group Ltd.	476,210	1,077
Domain Holdings Australia Ltd.	577,339	1,047
* Asaleo Care Ltd.	1,233,145	785
Sigma Healthcare Ltd.	855,428	319
		69,606
Austria (0.1%)
Wienerberger AG	81,053	1,722
Oesterreichische Post AG	25,101	1,062
ANDRITZ AG	15,734	675
		3,459
Belgium (0.1%)
Anheuser-Busch InBev SA	34,532	2,899

Brazil (1.5%)
Banco Bradesco SA Preference Shares	3,886,967	42,629
B3 SA - Brasil Bolsa Balcao	2,656,900	21,796
TOTVS SA	666,700	6,709
Alpargatas SA Preference Shares	1,578,852	6,202
Porto Seguro SA	337,756	4,643
Natura Cosmeticos SA	396,526	4,597
MRV Engenharia e Participacoes SA	913,900	3,265
Itausa - Investimentos Itau SA Preference Shares	740,523	2,266
Embraer SA	196,038	924
* LPS Brasil Consultoria de Imoveis SA	560,200	694
* LOG Commercial Properties e Participacoes SA	22,525	98
		93,823
Canada (2.9%)
Fairfax Financial Holdings Ltd. (XTSE)	86,541	40,086
Barrick Gold Corp.	2,107,306	28,891
* Shopify Inc. Class A	109,101	22,543
Ritchie Bros Auctioneers Inc.	467,034	15,879
Brookfield Asset Management Inc. Class A	320,594	14,936
Canadian Natural Resources Ltd.	475,915	13,066
Fairfax Financial Holdings Ltd.	27,770	12,916
Loblaw Cos. Ltd.	243,175	11,995
Gildan Activewear Inc.	231,159	8,312
Ritchie Bros Auctioneers Inc. (XTSE)	194,839	6,615
^ PrairieSky Royalty Ltd.	192,951	2,599
		177,838
Chile (0.2%)
Quinenco SA	1,441,597	3,813
Cia Cervecerias Unidas SA	251,400	3,599
* Cia Sud Americana de Vapores SA	59,946,155	2,016

1

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2019

			Market
			Value
		Shares	($000)
	Enaex SA	93,629	1,128
			10,556
China (4.7%)
*	Alibaba Group Holding Ltd. ADR	524,556	95,705
	Ping An Insurance Group Co. of China Ltd.	4,780,500	53,820
*	Baidu Inc. ADR	190,882	31,467
*	Ctrip.com International Ltd. ADR	543,074	23,727
*,^	Autohome Inc. ADR	204,697	21,518
*	58.com Inc. ADR	296,254	19,458
*	Meituan Dianping Class B	1,904,300	12,871
	Tsingtao Brewery Co. Ltd.	1,816,000	8,568
	Want Want China Holdings Ltd.	5,968,557	4,965
*	Li Ning Co. Ltd.	3,024,833	4,756
	Yum China Holdings Inc.	103,886	4,666
	China Mengniu Dairy Co. Ltd.	1,067,000	3,971
	Tingyi Cayman Islands Holding Corp.	2,387,608	3,941
2	BAIC Motor Corp. Ltd.	2,104,132	1,377
	Ajisen China Holdings Ltd.	2,355,000	672
	Goodbaby International Holdings Ltd.	1,491,000	433
			291,915
Colombia (0.1%)
	Bancolombia SA ADR	86,610	4,422
	Grupo Aval Acciones y Valores Preference Shares	2,821,955	1,093
			5,515
Czech Republic (0.0%)
	Komercni banka as	53,583	2,190

Denmark (1.0%)
	AP Moller - Maersk A/S Class B	12,793	16,220
*	Genmab A/S	76,237	13,228
	Coloplast A/S Class B	65,781	7,221
	Vestas Wind Systems A/S	77,112	6,500
	GN Store Nord A/S	114,467	5,316
	Novo Nordisk A/S Class B	91,117	4,762
*	Demant A/S	106,738	3,159
	Carlsberg A/S Class B	17,635	2,205
	Danske Bank A/S	22,780	400
			59,011
Finland (0.2%)
	Sampo Oyj Class A	115,595	5,239
	Tikkurila Oyj	273,780	4,498
	Wartsila OYJ Abp	64,234	1,039
	Nokian Renkaat Oyj	19,424	651
			11,427
France (2.3%)
	Pernod Ricard SA	285,076	51,189
	Legrand SA	371,793	24,892
	Bureau Veritas SA	1,008,646	23,664
	Schneider Electric SE	215,997	16,953
	Airbus SE	30,318	4,018
	Edenred	75,469	3,437
	BNP Paribas SA	52,385	2,493
^	Eurofins Scientific SE	5,769	2,390
	Thales SA	15,235	1,825
	Getlink SE	114,475	1,736
	AXA SA	67,346	1,694
	Alten SA	15,587	1,669
	EssilorLuxottica SA	14,686	1,604
	Teleperformance	7,537	1,355
	TOTAL SA	22,243	1,238
	ArcelorMittal	55,795	1,132
	L’Occitane International SA	580,630	1,077
	JCDecaux SA	34,307	1,044

2

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2019

			Market
			Value
		Shares	($000)
	Elis SA	31,345	504
	Neopost SA	20,864	500
	Vicat SA	8,967	431
	Imerys SA	5,477	273
	Elis SA (XLON)	14,337	232
			145,350
Germany (2.4%)
	SAP SE	456,560	52,781
	Deutsche Boerse AG	170,554	21,869
	Henkel AG & Co. KGaA Preference Shares	193,354	19,756
	Infineon Technologies AG	668,333	13,268
	Henkel AG & Co. KGaA	83,960	7,989
	Fresenius Medical Care AG & Co. KGaA	59,854	4,837
	adidas AG	15,676	3,813
	BASF SE	40,423	2,981
	Brenntag AG	51,965	2,672
	Volkswagen AG Preference Shares	15,814	2,493
	Deutsche Telekom AG	147,466	2,450
	Bayerische Motoren Werke AG	30,136	2,327
	Axel Springer SE	33,787	1,747
	Symrise AG Class A	18,774	1,692
	Stabilus SA	29,873	1,445
	CTS Eventim AG & Co. KGaA	26,635	1,263
	TUI AG	93,975	903
	Hannover Rueck SE	5,918	850
	Gerresheimer AG	7,631	574
	GEA Group AG	15,285	401
*	zooplus AG	1,731	197
			146,308
Greece (0.2%)
	Grivalia Properties REIC AE	680,212	8,227
	JUMBO SA	132,269	2,216
	Fourlis Holdings SA	261,050	1,479
			11,922
Hong Kong (2.1%)
	AIA Group Ltd.	7,256,400	72,562
	Jardine Matheson Holdings Ltd.	382,300	23,867
	Sands China Ltd.	2,652,400	13,349
	CK Hutchison Holdings Ltd.	726,300	7,637
	HSBC Holdings plc	766,400	6,240
	Stella International Holdings Ltd.	2,147,173	3,226
*	Esprit Holdings Ltd.	7,895,414	1,703
	Hongkong & Shanghai Hotels Ltd.	1,090,700	1,570
	Television Broadcasts Ltd.	607,700	1,179
	First Pacific Co. Ltd.	2,315,250	846
	Dairy Farm International Holdings Ltd.	97,500	818
	SmarTone Telecommunications Holdings Ltd.	329,194	358
	New World Development Co. Ltd.	115,000	191
	Texwinca Holdings Ltd.	206,823	78
			133,624
India (2.4%)
	Housing Development Finance Corp. Ltd.	1,386,851	39,391
	ICICI Bank Ltd.	6,618,394	38,234
2	Reliance Industries Ltd. GDR	852,381	34,214
	ICICI Bank Ltd. ADR	1,763,042	20,204
*	Axis Bank Ltd.	667,119	7,476
	Bharti Airtel Ltd.	513,609	2,468
*	Vodafone Idea Ltd.	7,183,010	1,891
	Shriram Transport Finance Co. Ltd.	98,633	1,819
*	Vodafone Idea Ltd. Rights	16,445,312	1,365
	Genpact Ltd.	37,418	1,316
			148,378

3

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2019

			Market
			Value
		Shares	($000)
Indonesia (0.0%)
	Media Nusantara Citra Tbk PT	22,736,450	1,200

Ireland (1.6%)
	CRH plc	1,360,851	42,166
*	Ryanair Holdings plc ADR	388,471	29,112
	Bank of Ireland Group plc	3,651,659	21,793
	Paddy Power Betfair plc (XLON)	28,746	2,228
	Irish Continental Group plc	204,024	1,113
	Paddy Power Betfair plc	7,403	571
*,§	Irish Bank Resolution Corp. Ltd.	122,273	—
			96,983
Italy (0.4%)
*	Fiat Chrysler Automobiles NV	867,651	12,959
	CNH Industrial NV	383,254	3,905
*	Saipem SPA	604,756	3,203
	UniCredit SPA	182,126	2,339
§	Luxottica Group SPA ADR	37,918	2,116
	Davide Campari-Milano SPA	134,729	1,324
	Intesa Sanpaolo SPA (Registered)	275,944	673
	Piaggio & C SPA	92,294	225
			26,744
Japan (6.9%)
	MS&AD Insurance Group Holdings Inc.	1,648,300	50,221
	Olympus Corp.	2,892,400	31,467
	Sumitomo Mitsui Trust Holdings Inc.	799,100	28,719
	SMC Corp.	74,100	27,933
^	Advantest Corp.	1,064,400	24,862
	CyberAgent Inc.	542,100	22,183
	Toyota Motor Corp.	324,100	19,093
	Bridgestone Corp.	494,000	19,036
	Tokio Marine Holdings Inc.	391,400	18,962
	Secom Co. Ltd.	165,800	14,219
	Sompo Holdings Inc.	375,800	13,917
	Kyocera Corp.	222,900	13,125
	KDDI Corp.	542,100	11,675
	Persol Holdings Co. Ltd.	708,800	11,510
	Koito Manufacturing Co. Ltd.	136,100	7,738
	Hitachi Ltd.	166,900	5,423
	USS Co. Ltd.	284,900	5,298
	Nippon Telegraph & Telephone Corp.	123,100	5,248
	Sumitomo Mitsui Financial Group Inc.	116,500	4,080
	West Japan Railway Co.	51,400	3,873
	Kao Corp.	47,500	3,749
	East Japan Railway Co.	37,500	3,621
	Seven & i Holdings Co. Ltd.	94,000	3,547
	Japan Post Holdings Co. Ltd.	270,000	3,160
	Mitsubishi Estate Co. Ltd.	164,700	2,989
	Kirin Holdings Co. Ltd.	115,800	2,770
	Sohgo Security Services Co. Ltd.	62,800	2,739
	Resona Holdings Inc.	629,200	2,726
	Dai-ichi Life Holdings Inc.	194,800	2,712
	Inpex Corp.	239,900	2,282
	NTT Data Corp.	190,300	2,104
	Bandai Namco Holdings Inc.	44,250	2,078
	Mitsubishi Corp.	65,700	1,829
	Fuji Media Holdings Inc.	123,400	1,705
	Obayashi Corp.	168,500	1,698
	Alfresa Holdings Corp.	59,000	1,681
	Mizuho Financial Group Inc.	970,000	1,501
	Marui Group Co. Ltd.	74,100	1,498
	Sekisui Chemical Co. Ltd.	90,000	1,450
	TDK Corp.	18,200	1,432
	NEC Corp.	40,400	1,369

4

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2019

			Market
			Value
		Shares	($000)
	Toyo Suisan Kaisha Ltd.	35,500	1,353
	Daiwa House Industry Co. Ltd.	42,000	1,338
	AEON Financial Service Co. Ltd.	65,200	1,330
	SCSK Corp.	29,400	1,313
	FUJIFILM Holdings Corp.	28,700	1,307
	Nissan Chemical Corp.	28,200	1,296
	Maeda Corp.	128,700	1,280
	ITOCHU Corp.	69,800	1,265
	Omron Corp.	26,800	1,259
	Daifuku Co. Ltd.	22,400	1,172
	Nomura Co. Ltd.	39,400	1,113
	Nippon Television Holdings Inc.	71,770	1,077
	Tokyo Gas Co. Ltd.	39,200	1,061
	Toray Industries Inc.	165,200	1,054
*	Renesas Electronics Corp.	206,900	962
	Nomura Holdings Inc.	263,500	952
	Casio Computer Co. Ltd.	71,600	937
	TechnoPro Holdings Inc.	15,500	929
	Sumitomo Electric Industries Ltd.	68,800	915
	Obic Co. Ltd.	9,000	910
	Matsumotokiyoshi Holdings Co. Ltd.	25,900	865
	Toyo Seikan Group Holdings Ltd.	41,500	851
	Otsuka Holdings Co. Ltd.	21,100	831
	Tohoku Electric Power Co. Inc.	65,000	830
	Shimizu Corp.	93,700	816
	Ryohin Keikaku Co. Ltd.	3,200	812
	Suntory Beverage & Food Ltd.	17,100	804
	Fukuoka Financial Group Inc.	35,600	791
	Sega Sammy Holdings Inc.	64,600	763
	Takeda Pharmaceutical Co. Ltd.	17,800	729
	Sawai Pharmaceutical Co. Ltd.	12,000	696
	Senko Group Holdings Co. Ltd.	80,900	673
	Japan Tobacco Inc.	26,900	666
	Isetan Mitsukoshi Holdings Ltd.	65,400	662
	Azbil Corp.	27,900	654
	Ushio Inc.	54,900	642
	Toyota Industries Corp.	12,700	638
	LIXIL Group Corp.	47,100	630
	Yamato Holdings Co. Ltd.	24,200	626
^	Yamada Denki Co. Ltd.	122,800	606
	SHO-BOND Holdings Co. Ltd.	8,800	588
	Nippon Suisan Kaisha Ltd.	73,700	564
	Subaru Corp.	24,000	548
	Mitsubishi Logistics Corp.	19,000	531
	MediPal Holdings Corp.	22,200	528
	Kansai Electric Power Co. Inc.	34,800	513
	Hoshizaki Corp.	7,900	490
	Aeon Delight Co. Ltd.	12,000	467
	Onward Holdings Co. Ltd.	50,800	269
	Hirata Corp.	2,600	180
	Jafco Co. Ltd.	2,400	86
	Asics Corp.	5,500	74
			429,468
Kenya (0.0%)
	East African Breweries Ltd.	1,082,097	2,216

Mexico (0.3%)
*	Genomma Lab Internacional SAB de CV Class B	6,516,108	4,690
	Gentera SAB de CV	4,596,257	3,585
	Grupo Lala SAB de CV	2,361,659	3,068
2	Nemak SAB de CV	3,605,347	2,086
	Grupo Televisa SAB ADR	181,578	2,008
	Grupo Financiero Inbursa SAB de CV	1,269,747	1,759

5

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2019

			Market
			Value
		Shares	($000)
	Industrias Bachoco SAB de CV Class B	276,242	1,062
			18,258
Netherlands (1.4%)
	Unilever NV	767,419	44,742
2	Signify NV	825,535	22,102
	Heineken NV	46,037	4,866
	Koninklijke Ahold Delhaize NV	109,933	2,927
	Akzo Nobel NV	31,093	2,762
	Koninklijke Philips NV	66,272	2,708
	Koninklijke KPN NV	670,600	2,129
	Boskalis Westminster	48,342	1,251
	ASML Holding NV	5,657	1,063
	Randstad NV	11,225	548
*,2	Takeaway.com NV	2,565	195
			85,293
New Zealand (0.0%)
	Spark New Zealand Ltd.	496,966	1,287
	SKY Network Television Ltd.	612,427	539
			1,826
Norway (0.6%)
	Schibsted ASA Class A	645,411	25,369
	Schibsted ASA Class B	303,624	10,885
	Equinor ASA	75,994	1,666
	DNB ASA	65,882	1,213
			39,133
Other (0.3%)
3	Vanguard FTSE Emerging Markets ETF	473,314	20,116

Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	119,133	2,059

Philippines (0.0%)
	Lopez Holdings Corp.	4,512,549	451

Poland (0.0%)
	Eurocash SA	262,939	1,499

Russia (0.8%)
	Sberbank of Russia PJSC ADR	1,810,834	24,040
*	Mail.Ru Group Ltd. GDR (XLON)	471,234	11,657
*	Yandex NV Class A	82,413	2,830
	PhosAgro PJSC GDR	223,954	2,811
	Lukoil PJSC ADR	23,592	2,115
*	Global Ports Investments plc GDR	781,494	1,784
	Magnit PJSC	30,482	1,691
	Globaltrans Investment plc GDR	140,965	1,500
*	Mail.Ru Group Ltd. GDR	2,727	69
			48,497
Singapore (0.2%)
	Great Eastern Holdings Ltd.	213,300	4,107
	Delfi Ltd.	3,318,200	3,352
	United Overseas Bank Ltd.	151,000	2,817
	Haw Par Corp. Ltd.	147,941	1,458
	DBS Group Holdings Ltd.	72,700	1,357
	United Industrial Corp. Ltd.	157,600	338
			13,429
South Africa (2.3%)
	Naspers Ltd.	500,564	116,652
	Anglo American Platinum Ltd.	117,571	6,002
	Telkom SA SOC Ltd.	1,049,029	5,328
	Tiger Brands Ltd.	288,462	5,309
*	MultiChoice Group Ltd.	500,564	4,187
	Cie Financiere Richemont SA (XJSE)	275,940	2,004
	Raubex Group Ltd.	1,133,222	1,579

6

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2019

			Market
			Value
		Shares	($000)
	Grindrod Ltd.	2,677,399	1,426
	Old Mutual Ltd.	562,189	853
	Tsogo Sun Holdings Ltd.	575,587	772
			144,112
South Korea (1.1%)
	Samsung Electronics Co. Ltd.	929,860	36,676
	Shinhan Financial Group Co. Ltd.	197,788	7,344
	Samsung Fire & Marine Insurance Co. Ltd.	23,182	6,151
	LG Corp.	59,525	4,066
	SK Hynix Inc.	52,425	3,437
	Hyundai Motor Co.	25,004	2,636
	Hana Financial Group Inc.	78,882	2,533
*	KT Corp. ADR	173,592	2,160
	S-1 Corp.	22,102	1,956
	Hankook Tire Co. Ltd.	56,969	1,880
	KT Corp.	52,767	1,273
	GS Home Shopping Inc.	7,137	1,126
			71,238
Spain (0.1%)
	Viscofan SA	30,424	1,904
	Bankia SA	530,953	1,377
2	Gestamp Automocion SA	190,569	1,101
	Acerinox SA	91,587	908
*	Ferrovial SA	20,735	486
	Mediaset Espana Comunicacion SA	42,819	320
	Banco Santander SA	65,853	306
			6,402
Sweden (1.2%)
	Atlas Copco AB Class B	870,612	21,593
*	Epiroc AB Class B	1,597,584	15,306
^	Svenska Handelsbanken AB Class A	1,159,466	12,242
*	Spotify Technology SA	77,653	10,778
	Assa Abloy AB Class B	274,726	5,929
	Sandvik AB	160,079	2,603
	Millicom International Cellular SA	24,791	1,506
	Nordea Bank Abp	182,886	1,393
	Swedish Match AB	26,295	1,342
*	Nordic Entertainment Group AB Class B	36,987	867
	Modern Times Group MTG AB Class B	36,987	474
			74,033
Switzerland (3.0%)
	Cie Financiere Richemont SA	551,890	40,262
	Nestle SA	379,792	36,213
	Schindler Holding AG	151,233	31,380
	Novartis AG	271,771	26,123
	Roche Holding AG	73,103	20,144
	Geberit AG	35,761	14,626
	Kuehne & Nagel International AG	58,249	7,992
	Adecco Group AG	60,939	3,254
	Logitech International SA	62,662	2,461
	UBS Group AG	161,217	1,956
	Sonova Holding AG	8,210	1,627
	DKSH Holding AG	18,276	1,054
	Helvetia Holding AG	1,055	645
			187,737
Taiwan (1.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	863,601	35,373
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,708,577	13,684
	Yungtay Engineering Co. Ltd.	2,352,000	4,887
	Delta Electronics Inc.	844,488	4,363
	Giant Manufacturing Co. Ltd.	463,469	3,314
	Teco Electric and Machinery Co. Ltd.	4,779,190	3,260
*	PChome Online Inc.	563,510	2,382

7

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2019

			Market
			Value
		Shares	($000)
	Chroma ATE Inc.	432,000	2,062
	Merida Industry Co. Ltd.	243,547	1,361
			70,686
Thailand (0.1%)
	Bangkok Bank PCL (Foreign)	418,600	2,853
	Kasikornbank PCL (Foreign)	400,700	2,377
*	BEC World PCL (Foreign)	2,311,300	492
			5,722
Turkey (0.1%)
	Turkiye Garanti Bankasi AS	1,976,765	2,974
	Ulker Biskuvi Sanayi AS	378,234	1,158
			4,132
United Kingdom (6.0%)
	Prudential plc	5,123,452	102,703
	BHP Group plc	1,405,259	33,905
	Reckitt Benckiser Group plc	389,352	32,403
*	Just Eat plc	1,518,657	14,861
	Spectris plc	442,651	14,485
	Hays plc	6,903,760	13,508
	GlaxoSmithKline plc	485,506	10,087
	Intertek Group plc	111,755	7,080
	WPP plc	656,190	6,932
	Compass Group plc	276,064	6,495
2	Auto Trader Group plc	931,890	6,338
	Rightmove plc	927,942	6,170
	BP plc	771,592	5,603
	Unilever plc	87,823	5,055
	Diageo plc	117,873	4,824
	Bunzl plc	144,876	4,782
	HomeServe plc	335,766	4,486
	Standard Chartered plc	546,920	4,216
	3i Group plc	327,378	4,198
	RELX plc	184,769	3,954
2	Merlin Entertainments plc	815,960	3,653
	Glencore plc	828,162	3,432
	Experian plc	124,003	3,356
	SSP Group plc	363,729	3,282
	DCC plc	34,557	2,990
	Rolls-Royce Holdings plc	238,108	2,804
	Anglo American plc Ordinary Shares	104,219	2,798
	Antofagasta plc	202,933	2,553
	Admiral Group plc	88,114	2,492
	Rio Tinto plc	42,489	2,470
	Royal Dutch Shell plc Class A	75,090	2,356
	ITV plc	1,413,960	2,343
	Barclays plc	1,157,640	2,332
2	ConvaTec Group plc	1,222,844	2,256
	BAE Systems plc	338,407	2,127
	Royal Dutch Shell plc Class B	66,479	2,101
	Lloyds Banking Group plc	2,577,359	2,088
	WH Smith plc	75,243	2,082
	Informa plc	210,295	2,039
	G4S plc	840,550	2,011
	Carnival plc	37,246	1,841
*	Serco Group plc	1,099,800	1,835
	Inchcape plc	169,714	1,263
	easyJet plc	84,574	1,232
	St. James’s Place plc	90,053	1,207
	IG Group Holdings plc	173,450	1,175
*	Capita plc	722,099	1,168
	Tesco plc	385,740	1,167
	DS Smith plc	260,117	1,140
*	Georgia Capital plc	78,869	1,120

8

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2019

			Market
			Value
		Shares	($000)
	GVC Holdings plc	149,128	1,087
*	Provident Financial plc	157,101	1,049
	Jupiter Fund Management plc	220,634	1,040
	International Personal Finance plc	372,168	943
	John Wood Group plc	128,505	849
	Smith & Nephew plc	41,951	833
	Daily Mail & General Trust plc	89,393	752
	National Grid plc	66,588	739
	Barratt Developments plc	91,375	714
	TUI AG	73,823	708
	Pagegroup plc	104,642	641
	Devro plc	247,899	636
	British American Tobacco plc	14,845	619
	Vodafone Group plc	326,374	595
	Close Brothers Group plc	31,253	593
*	Thomas Cook Group plc	1,710,442	556
	National Express Group plc	103,156	546
	Rotork plc	136,265	503
	Pets at Home Group plc	241,388	499
	Playtech plc	74,873	424
	IMI plc	33,209	415
	Rathbone Brothers plc	13,038	378
2	McCarthy & Stone plc	200,128	334
	Petrofac Ltd.	46,504	297
2	Non-Standard Finance plc	413,134	295
	Moneysupermarket.com Group plc	41,953	203
			373,046
United States (46.4%)
Communication Services (4.5%)
*	Alphabet Inc. Class C	80,090	93,970
*	Facebook Inc. Class A	417,118	69,529
*	Alphabet Inc. Class A	35,668	41,977
*,^	Zillow Group Inc.	599,871	20,840
*	Netflix Inc.	58,008	20,683
	Omnicom Group Inc.	196,964	14,377
*	Electronic Arts Inc.	74,162	7,537
	Activision Blizzard Inc.	123,264	5,612
	Entercom Communications Corp. Class A	849,601	4,461
*	Zillow Group Inc. Class A	44,560	1,524
			280,510
Consumer Discretionary (6.5%)
*	Amazon.com Inc.	69,127	123,098
*	Booking Holdings Inc.	21,201	36,994
	Royal Caribbean Cruises Ltd.	299,150	34,288
	Service Corp. International	736,521	29,571
*	GrubHub Inc.	334,307	23,224
*	Chipotle Mexican Grill Inc. Class A	31,383	22,292
*,^	Tesla Inc.	79,361	22,210
*	Chegg Inc.	518,067	19,749
*	CarMax Inc.	259,356	18,103
	TJX Cos. Inc.	267,583	14,238
	McDonald’s Corp.	71,977	13,668
*	AutoZone Inc.	12,017	12,307
*	Ulta Beauty Inc.	23,746	8,281
	Wolverine World Wide Inc.	192,209	6,868
	Harley-Davidson Inc.	188,660	6,728
^	Williams-Sonoma Inc.	93,414	5,256
	eBay Inc.	117,009	4,346
*	Visteon Corp.	51,258	3,452
			404,673
Consumer Staples (3.4%)
	Procter & Gamble Co.	435,371	45,300
	Hershey Co.	303,491	34,850
	Archer-Daniels-Midland Co.	692,705	29,876

9

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2019

			Market
			Value
		Shares	($000)
	Colgate-Palmolive Co.	399,759	27,399
	Coca-Cola Co.	504,877	23,659
	Bunge Ltd.	373,591	19,826
	Costco Wholesale Corp.	59,253	14,348
	Kimberly-Clark Corp.	77,689	9,626
	PepsiCo Inc.	77,763	9,530
			214,414
Energy (1.4%)
	Apache Corp.	1,538,816	53,336
	EOG Resources Inc.	304,573	28,989
	National Oilwell Varco Inc.	261,107	6,956
	TechnipFMC plc	18,163	424
			89,705
Financials (9.8%)
	Moody’s Corp.	382,091	69,193
	Travelers Cos. Inc.	380,210	52,150
	US Bancorp	832,633	40,125
*	Markel Corp.	39,915	39,765
	MarketAxess Holdings Inc.	157,961	38,871
	Arthur J Gallagher & Co.	449,442	35,101
	Wells Fargo & Co.	711,828	34,396
	First Republic Bank	328,231	32,974
	American Express Co.	252,395	27,587
	Loews Corp.	551,228	26,420
*	Berkshire Hathaway Inc. Class B	131,072	26,331
	Aflac Inc.	519,004	25,950
	Hartford Financial Services Group Inc.	503,564	25,037
	TD Ameritrade Holding Corp.	438,682	21,930
	Chubb Ltd.	147,903	20,718
*,^	LendingTree Inc.	57,004	20,040
	Bank of New York Mellon Corp.	326,434	16,462
	Jefferies Financial Group Inc.	859,474	16,149
	Interactive Brokers Group Inc.	266,377	13,820
*	Alleghany Corp.	18,589	11,384
	Willis Towers Watson plc	52,209	9,170
	M&T Bank Corp.	28,669	4,502
	T. Rowe Price Group Inc.	44,554	4,461
			612,536
Health Care (7.1%)
	Anthem Inc.	283,992	81,500
*	Waters Corp.	273,776	68,912
	Johnson & Johnson	491,208	68,666
	Merck & Co. Inc.	561,513	46,701
	Thermo Fisher Scientific Inc.	145,815	39,913
	ResMed Inc.	296,280	30,804
*	Seattle Genetics Inc.	389,811	28,550
*	Myriad Genetics Inc.	600,039	19,921
*	Novocure Ltd.	355,187	17,109
*	Alnylam Pharmaceuticals Inc.	173,662	16,229
	Baxter International Inc.	147,021	11,954
*	Globus Medical Inc.	179,377	8,863
			439,122
Industrials (4.2%)
*	Kirby Corp.	484,081	36,359
	Verisk Analytics Inc. Class A	225,875	30,041
	United Parcel Service Inc. Class B	184,545	20,621
	3M Co.	92,231	19,164
	Union Pacific Corp.	111,139	18,583
	Wabtec Corp.	249,378	18,384
*	Stericycle Inc.	335,111	18,237
	United Technologies Corp.	124,264	16,016
	Expeditors International of Washington Inc.	205,837	15,623
	Fastenal Co.	196,305	12,624

10

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2019

			Market
			Value
		Shares	($000)
	CH Robinson Worldwide Inc.	140,981	12,264
*	NOW Inc.	746,710	10,424
*	Clean Harbors Inc.	128,894	9,220
*	SiteOne Landscape Supply Inc.	146,320	8,362
	PACCAR Inc.	101,183	6,895
	Lincoln Electric Holdings Inc.	62,763	5,264
*	Univar Inc.	175,895	3,898
*,§	Sun-Times Media Group Inc. Class A	130,959	—
			261,979
Information Technology (7.3%)
	Mastercard Inc. Class A	291,129	68,546
	Visa Inc. Class A	389,787	60,881
	Oracle Corp.	1,093,904	58,754
	Intel Corp.	837,416	44,969
	Texas Instruments Inc.	386,664	41,014
	Microsoft Corp.	322,617	38,050
	Paychex Inc.	245,153	19,661
	Analog Devices Inc.	173,724	18,288
	Applied Materials Inc.	454,748	18,035
	Teradyne Inc.	448,839	17,882
*	PayPal Holdings Inc.	144,456	15,000
	Maxim Integrated Products Inc.	274,484	14,594
	Accenture plc Class A	67,156	11,821
	Dolby Laboratories Inc. Class A	151,378	9,532
	TE Connectivity Ltd.	89,105	7,195
*	IPG Photonics Corp.	32,147	4,879
	Xilinx Inc.	37,769	4,789
			453,890
Materials (1.5%)
	Martin Marietta Materials Inc.	173,000	34,804
	Linde plc	112,903	19,863
	PPG Industries Inc.	162,018	18,287
	Albemarle Corp.	153,043	12,547
*	Axalta Coating Systems Ltd.	335,996	8,470
			93,971
Real Estate (0.7%)
	Rayonier Inc.	482,001	15,193
	Weyerhaeuser Co.	487,178	12,832
*	Howard Hughes Corp.	112,160	12,338
			40,363
			2,891,163
Total Common Stocks (Cost $4,920,108)			5,929,264

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (5.5%)[1]
Money Market Fund (5.2%)
4,5	Vanguard Market Liquidity Fund	2.554%		3,227,172	322,782

			Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.3%)
	United States Treasury Bill	2.377%	4/4/19	6,000	5,999
6	United States Treasury Bill	2.393%-2.435%	4/11/19	5,500	5,496
6	United States Treasury Bill	2.480%	5/9/19	1,000	998

11

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	United States Treasury Bill	2.497%	5/23/19	5,000	4,983
					17,476
Total Temporary Cash Investments (Cost $340,190)					340,258
Total Investments (100.7%) (Cost $5,260,298)					6,269,522
Other Assets and Liabilities—Net (-0.7%)[5]					(43,663)
Net Assets (100%)					6,225,859

*                   Non-income-producing security.

^                  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $59,538,000.

§                 Security value determined using significant unobservable inputs.

1                 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.6% and 3.1%, respectively, of net assets.

2                 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $73,951,000, representing 1.2% of net assets.

3                 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

4                 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5                 Includes $60,560,000 of collateral received for securities on loan.

6                 Securities with a value of $6,812,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

12

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13

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1292_052019

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  May 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 17, 2019

VANGUARD HORIZON FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 17, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.